UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2025

Date of reporting period:	3/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Large-Cap Index Fund
Class A:
PSIAX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class A	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%
MF174E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/
2025
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	A
NASDAQ	PSIAX
CUSIP	74441F108
MF174E2A

PGIM Quant Solutions Large-Cap Index Fund
Class C:
PSICX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class C	$62	1.26%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%
MF174E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	C
NASDAQ	PSICX
CUSIP	74441F306
MF174E2C

PGIM Quant Solutions Large-Cap Index Fund
Class I:
PDSIX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class I shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class I	$9	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%
MF174E2I

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	I
NASDAQ	PDSIX
CUSIP	74441F405
MF174E2I

PGIM Quant Solutions Large-Cap Index Fund
Class Z:
PSIFX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class Z	$12	0.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%
MF174E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	Z
NASDAQ	PSIFX
CUSIP	74441F504
MF174E2Z

PGIM Quant Solutions Large-Cap Index Fund
Class R6:
PQSIX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund— Class R6	$6	0.12%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 831,356,908
Number of fund holdings	508
Portfolio turnover rate for the period	1%
MF174E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	9.7%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.1%
Health Care Equipment & Supplies	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Biotechnology	1.9%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.7%
Automobiles	1.7%
Electric Utilities	1.6%
Machinery	1.6%
Entertainment	1.4%
Chemicals	1.3%
Industry Classification	% of Net Assets
Beverages	1.3%
Household Products	1.2%
IT Services	1.2%
Unaffiliated Exchange-Traded Funds - Equity	1.1%
Life Sciences Tools & Services	1.0%
Specialized REITs	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Diversified Telecommunication Services	0.8%
Electrical Equipment	0.7%
Tobacco	0.7%
Multi-Utilities	0.7%
Professional Services	0.7%
Food Products	0.7%
Commercial Services & Supplies	0.6%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Media	0.5%
Building Products	0.5%
Others*	4.7%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	R6
NASDAQ	PQSIX
CUSIP	74441F702
MF174E2R6

PGIM Securitized Credit Fund
Class A:
SCFOX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class A	$46	0.90%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%
MF241E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	A
NASDAQ	SCFOX
CUSIP	74441F801
MF241E2A

PGIM Securitized Credit Fund
Class C:
SCFVX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class C	$83	1.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%
MF241E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	C
NASDAQ	SCFVX
CUSIP	74441F884
MF241E2C

PGIM Securitized Credit Fund
Class Z:
SCFZX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class Z	$33	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%
MF241E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	Z
NASDAQ	SCFZX
CUSIP	74441F876
MF241E2Z

PGIM Securitized Credit Fund
Class R6:
SCFQX
SEMIANNUAL SHAREHOLDER REPORT – March 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class R6	$30	0.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 1,910,243,110
Number of fund holdings	537
Portfolio turnover rate for the period	9%
MF241E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	38.9
AA	32.9
A	7.5
BBB	8.1
BB	6.4
B	0.3
Not Rated	5.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	R6
NASDAQ	SCFQX
CUSIP	74441F868
MF241E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Quant Solutions Large-Cap Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Large-Cap Index Fund	1
Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS 97.5%

Aerospace & Defense 2.0%

Axon Enterprise, Inc.*	1,240	$652,178
Boeing Co. (The)*	12,644	2,156,434
General Dynamics Corp.	4,432	1,208,075
General Electric Co.	18,400	3,682,760
Howmet Aerospace, Inc.	6,881	892,672
Huntington Ingalls Industries, Inc.	600	122,424
L3Harris Technologies, Inc.	3,216	673,141
Lockheed Martin Corp.	3,646	1,628,705
Northrop Grumman Corp.	2,308	1,181,719
RTX Corp.	22,631	2,997,702
Textron, Inc.	3,134	226,432
TransDigm Group, Inc.	950	1,314,125

		16,736,367

Air Freight & Logistics 0.3%

C.H. Robinson Worldwide, Inc.	1,900	194,560
Expeditors International of Washington, Inc.	2,500	300,625
FedEx Corp.	3,846	937,578
United Parcel Service, Inc. (Class B Stock)	12,490	1,373,775

		2,806,538

Automobile Components 0.0%

Aptiv PLC (United Kingdom)*	4,050	240,975

Automobiles 1.7%

Ford Motor Co.	66,538	667,376
General Motors Co.	16,900	794,807
Tesla, Inc.*	47,570	12,328,241

		13,790,424

Banks 3.4%

Bank of America Corp.	112,895	4,711,108
Citigroup, Inc.	32,195	2,285,523
Citizens Financial Group, Inc.	7,800	319,566
Fifth Third Bancorp	11,773	461,502
Huntington Bancshares, Inc.	26,029	390,695
JPMorgan Chase & Co.	47,603	11,677,016
KeyCorp	16,235	259,598
M&T Bank Corp.	2,755	492,456
PNC Financial Services Group, Inc. (The)	6,772	1,190,314

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 1

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Regions Financial Corp.	15,774	$342,769
Truist Financial Corp.	22,572	928,838
U.S. Bancorp	26,795	1,131,285
Wells Fargo & Co.	56,036	4,022,825

		28,213,495

Beverages 1.3%

Brown-Forman Corp. (Class B Stock)	3,350	113,699
Coca-Cola Co. (The)	66,064	4,731,504
Constellation Brands, Inc. (Class A Stock)	2,670	489,998
Keurig Dr. Pepper, Inc.	20,600	704,932
Molson Coors Beverage Co. (Class B Stock)	2,894	176,158
Monster Beverage Corp.*	12,190	713,359
PepsiCo, Inc.	23,341	3,499,749

		10,429,399

Biotechnology 1.9%

AbbVie, Inc.	30,089	6,304,247
Amgen, Inc.	9,096	2,833,859
Biogen, Inc.*	2,480	339,363
Gilead Sciences, Inc.	21,200	2,375,460
Incyte Corp.*	2,720	164,696
Moderna, Inc.*	6,040	171,234
Regeneron Pharmaceuticals, Inc.	1,800	1,141,614
Vertex Pharmaceuticals, Inc.*	4,360	2,113,815

		15,444,288

Broadline Retail 3.7%

Amazon.com, Inc.*	160,800	30,593,808
eBay, Inc.	8,340	564,868

		31,158,676

Building Products 0.5%

A.O. Smith Corp.	2,100	137,256
Allegion PLC	1,533	199,995
Builders FirstSource, Inc.*	1,900	237,386
Carrier Global Corp.	13,729	870,419
Johnson Controls International PLC	11,187	896,191
Lennox International, Inc.	540	302,848

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Masco Corp.	3,626	$252,152
Trane Technologies PLC	3,700	1,246,604

		4,142,851

Capital Markets 3.1%

Ameriprise Financial, Inc.	1,661	804,107
Bank of New York Mellon Corp. (The)	12,238	1,026,401
Blackrock, Inc.	2,470	2,337,806
Blackstone, Inc.	12,500	1,747,250
Cboe Global Markets, Inc.	1,700	384,693
Charles Schwab Corp. (The)	29,011	2,270,981
CME Group, Inc.	6,200	1,644,798
FactSet Research Systems, Inc.	700	318,248
Franklin Resources, Inc.	5,742	110,533
Goldman Sachs Group, Inc. (The)	5,340	2,917,189
Intercontinental Exchange, Inc.	9,900	1,707,750
Invesco Ltd.	8,100	122,877
KKR & Co., Inc.	11,400	1,317,954
MarketAxess Holdings, Inc.	510	110,338
Moody’s Corp.	2,566	1,194,961
Morgan Stanley	21,090	2,460,570
MSCI, Inc.	1,330	752,115
Nasdaq, Inc.	7,100	538,606
Northern Trust Corp.	3,362	331,661
Raymond James Financial, Inc.	3,100	430,621
S&P Global, Inc.	5,340	2,713,254
State Street Corp.	4,962	444,248
T. Rowe Price Group, Inc.	3,800	349,106

		26,036,067

Chemicals 1.3%

Air Products & Chemicals, Inc.	3,702	1,091,794
Albemarle Corp.	2,140	154,123
CF Industries Holdings, Inc.	3,000	234,450
Corteva, Inc.	11,709	736,847
Dow, Inc.	11,909	415,862
DuPont de Nemours, Inc.	7,309	545,836
Eastman Chemical Co.	1,886	166,175
Ecolab, Inc.	4,342	1,100,784
International Flavors & Fragrances, Inc.	4,415	342,648
Linde PLC	8,168	3,803,348
LyondellBasell Industries NV (Class A Stock)	4,500	316,800
Mosaic Co. (The)	6,000	162,060

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 3

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

PPG Industries, Inc.	3,848	$420,779
Sherwin-Williams Co. (The)	3,888	1,357,651

		10,849,157

Commercial Services & Supplies 0.6%

Cintas Corp.	5,840	1,200,295
Copart, Inc.*	14,900	843,191
Republic Services, Inc.	3,435	831,820
Rollins, Inc.	4,875	263,396
Veralto Corp.	4,240	413,188
Waste Management, Inc.	6,313	1,461,523

		5,013,413

Communications Equipment 0.9%

Arista Networks, Inc.*	17,720	1,372,946
Cisco Systems, Inc.	67,944	4,192,824
F5, Inc.*	900	239,643
Juniper Networks, Inc.	6,100	220,759
Motorola Solutions, Inc.	2,756	1,206,604

		7,232,776

Construction & Engineering 0.1%

Quanta Services, Inc.	2,500	635,450

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,040	497,255
Vulcan Materials Co.	2,300	536,590

		1,033,845

Consumer Finance 0.6%

American Express Co.	9,499	2,555,706
Capital One Financial Corp.	6,566	1,177,284
Discover Financial Services	4,218	720,012
Synchrony Financial	6,665	352,845

		4,805,847

Consumer Staples Distribution & Retail 2.0%

Costco Wholesale Corp.	7,558	7,148,205
Dollar General Corp.	3,700	325,341
Dollar Tree, Inc.*	3,442	258,391

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Kroger Co. (The)	11,368	$769,500
Sysco Corp.	8,380	628,835
Target Corp.	7,782	812,130
Walgreens Boots Alliance, Inc.	13,578	151,666
Walmart, Inc.	73,958	6,492,773

		16,586,841

Containers & Packaging 0.2%

Amcor PLC	25,560	247,932
Avery Dennison Corp.	1,238	220,327
Ball Corp.	5,128	267,015
International Paper Co.	8,884	473,962
Packaging Corp. of America	1,470	291,089
Smurfit WestRock PLC	8,433	379,991

		1,880,316

Distributors 0.1%

Genuine Parts Co.	2,399	285,817
LKQ Corp.	4,400	187,176
Pool Corp.	620	197,377

		670,370

Diversified Telecommunication Services 0.8%

AT&T, Inc.	122,307	3,458,842
Verizon Communications, Inc.	71,733	3,253,809

		6,712,651

Electric Utilities 1.6%

Alliant Energy Corp.	4,300	276,705
American Electric Power Co., Inc.	9,091	993,373
Constellation Energy Corp.	5,203	1,049,081
Duke Energy Corp.	13,139	1,602,564
Edison International	6,662	392,525
Entergy Corp.	7,230	618,093
Evergy, Inc.	3,900	268,905
Eversource Energy	6,200	385,082
Exelon Corp.	17,112	788,521
FirstEnergy Corp.	8,977	362,850
NextEra Energy, Inc.	35,028	2,483,135
NRG Energy, Inc.	3,500	334,110
PG&E Corp.	37,700	647,686

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 5

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

Pinnacle West Capital Corp.	2,000	$190,500
PPL Corp.	12,452	449,642
Southern Co. (The)	18,815	1,730,039
Xcel Energy, Inc.	9,683	685,460

		13,258,271

Electrical Equipment 0.7%

AMETEK, Inc.	4,000	688,560
Eaton Corp. PLC	6,793	1,846,541
Emerson Electric Co.	9,550	1,047,062
GE Vernova, Inc.	4,700	1,434,816
Generac Holdings, Inc.*	900	113,985
Hubbell, Inc.	900	297,819
Rockwell Automation, Inc.	1,943	502,033

		5,930,816

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. (Class A Stock)	20,800	1,364,272
CDW Corp.	2,300	368,598
Corning, Inc.	13,497	617,893
Jabil, Inc.	1,800	244,926
Keysight Technologies, Inc.*	2,900	434,333
TE Connectivity PLC (Switzerland)	5,050	713,666
Teledyne Technologies, Inc.*	808	402,150
Trimble, Inc.*	4,300	282,295
Zebra Technologies Corp. (Class A Stock)*	820	231,699

		4,659,832

Energy Equipment & Services 0.3%

Baker Hughes Co.	17,145	753,523
Halliburton Co.	14,722	373,497
Schlumberger NV	24,032	1,004,538

		2,131,558

Entertainment 1.4%

Electronic Arts, Inc.	4,000	578,080
Live Nation Entertainment, Inc.*	2,600	339,508
Netflix, Inc.*	7,290	6,798,144
Take-Two Interactive Software, Inc.*	2,800	580,300
TKO Group Holdings, Inc.	1,100	168,091

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)

Walt Disney Co. (The)	30,836	$3,043,513
Warner Bros Discovery, Inc.*	39,585	424,747

		11,932,383

Financial Services 4.9%

Apollo Global Management, Inc.	7,500	1,027,050
Berkshire Hathaway, Inc. (Class B Stock)*	31,250	16,643,125
Corpay, Inc.*	1,120	390,566
Fidelity National Information Services, Inc.	8,960	669,133
Fiserv, Inc.*	9,600	2,119,968
Global Payments, Inc.	4,394	430,260
Jack Henry & Associates, Inc.	1,300	237,380
Mastercard, Inc. (Class A Stock)	13,880	7,607,906
PayPal Holdings, Inc.*	16,830	1,098,158
Visa, Inc. (Class A Stock)	29,400	10,303,524

		40,527,070

Food Products 0.7%

Archer-Daniels-Midland Co.	8,159	391,714
Bunge Global SA	2,300	175,766
Conagra Brands, Inc.	8,143	217,174
General Mills, Inc.	9,444	564,657
Hershey Co. (The)	2,416	413,208
Hormel Foods Corp.	5,400	167,076
J.M. Smucker Co. (The)	1,770	209,586
Kellanova	4,870	401,726
Kraft Heinz Co. (The)	14,555	442,909
Lamb Weston Holdings, Inc.	2,700	143,910
McCormick & Co., Inc.	4,400	362,164
Mondelez International, Inc. (Class A Stock)	22,066	1,497,178
The Campbell’s Co.	3,547	141,596
Tyson Foods, Inc. (Class A Stock)	4,900	312,669

		5,441,333

Gas Utilities 0.0%

Atmos Energy Corp.	2,600	401,908

Ground Transportation 0.9%

CSX Corp.	33,154	975,722
J.B. Hunt Transport Services, Inc.	1,250	184,938
Norfolk Southern Corp.	3,731	883,687
Old Dominion Freight Line, Inc.	3,200	529,440

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 7

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation (cont’d.)

Uber Technologies, Inc.*	35,600	$2,593,816
Union Pacific Corp.	10,356	2,446,502

		7,614,105

Health Care Equipment & Supplies 2.4%

Abbott Laboratories	29,513	3,914,899
Align Technology, Inc.*	1,210	192,221
Baxter International, Inc.	8,974	307,180
Becton, Dickinson & Co.	4,865	1,114,377
Boston Scientific Corp.*	25,072	2,529,263
Cooper Cos., Inc. (The)*	3,500	295,225
Dexcom, Inc.*	6,720	458,909
Edwards Lifesciences Corp.*	10,110	732,773
GE HealthCare Technologies, Inc.	7,800	629,538
Hologic, Inc.*	4,000	247,080
IDEXX Laboratories, Inc.*	1,360	571,132
Insulet Corp.*	1,100	288,871
Intuitive Surgical, Inc.*	6,040	2,991,431
Medtronic PLC	21,815	1,960,296
ResMed, Inc.	2,390	535,001
Solventum Corp.*	2,572	195,575
STERIS PLC	1,600	362,640
Stryker Corp.	5,860	2,181,385
Zimmer Biomet Holdings, Inc.	3,311	374,739

		19,882,535

Health Care Providers & Services 2.3%

Cardinal Health, Inc.	4,073	561,137
Cencora, Inc.	2,960	823,146
Centene Corp.*	8,608	522,592
Cigna Group (The)	4,768	1,568,672
CVS Health Corp.	21,346	1,446,192
DaVita, Inc.*	800	122,376
Elevance Health, Inc.	3,910	1,700,694
HCA Healthcare, Inc.	3,100	1,071,205
Henry Schein, Inc.*	2,200	150,678
Humana, Inc.	2,100	555,660
Labcorp Holdings, Inc.	1,400	325,836
McKesson Corp.	2,126	1,430,777
Molina Healthcare, Inc.*	1,000	329,390
Quest Diagnostics, Inc.	1,900	321,480

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

UnitedHealth Group, Inc.	15,678	$8,211,352
Universal Health Services, Inc. (Class B Stock)	970	182,263

		19,323,450

Health Care REITs 0.3%

Alexandria Real Estate Equities, Inc.	2,700	249,777
Healthpeak Properties, Inc.	12,300	248,706
Ventas, Inc.	7,233	497,341
Welltower, Inc.	10,400	1,593,384

		2,589,208

Hotel & Resort REITs 0.0%

Host Hotels & Resorts, Inc.	12,136	172,453

Hotels, Restaurants & Leisure 2.0%

Airbnb, Inc. (Class A Stock)*	7,400	884,004
Booking Holdings, Inc.	570	2,625,939
Caesars Entertainment, Inc.*	3,900	97,500
Carnival Corp.*	17,400	339,822
Chipotle Mexican Grill, Inc.*	23,050	1,157,340
Darden Restaurants, Inc.	2,053	426,531
Domino’s Pizza, Inc.	640	294,048
DoorDash, Inc. (Class A Stock)*	5,800	1,060,066
Expedia Group, Inc.	2,000	336,200
Hilton Worldwide Holdings, Inc.	4,060	923,853
Las Vegas Sands Corp.	6,260	241,824
Marriott International, Inc. (Class A Stock)	3,840	914,688
McDonald’s Corp.	12,180	3,804,667
MGM Resorts International*	4,000	118,560
Norwegian Cruise Line Holdings Ltd.*	7,600	144,096
Royal Caribbean Cruises Ltd.(a)	4,200	862,848
Starbucks Corp.	19,280	1,891,175
Wynn Resorts Ltd.	1,500	125,250
Yum! Brands, Inc.	4,864	765,399

		17,013,810

Household Durables 0.3%

D.R. Horton, Inc.	4,900	622,937
Garmin Ltd.	2,500	542,825
Lennar Corp. (Class A Stock)	4,100	470,598
Mohawk Industries, Inc.*	940	107,329

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

NVR, Inc.*	55	$398,441
PulteGroup, Inc.	3,411	350,651

		2,492,781

Household Products 1.2%

Church & Dwight Co., Inc.	4,200	462,378
Clorox Co. (The)	2,082	306,574
Colgate-Palmolive Co.	13,960	1,308,052
Kimberly-Clark Corp.	5,566	791,597
Procter & Gamble Co. (The)	39,963	6,810,494

		9,679,095

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	12,400	154,008
Vistra Corp.	5,800	681,152

		835,160

Industrial Conglomerates 0.4%

3M Co.	9,188	1,349,349
Honeywell International, Inc.	10,985	2,326,074

		3,675,423

Industrial REITs 0.2%

Prologis, Inc.	15,789	1,765,052

Insurance 2.3%

Aflac, Inc.	8,400	933,996
Allstate Corp. (The)	4,508	933,472
American International Group, Inc.	10,051	873,834
Aon PLC (Class A Stock)	3,789	1,512,152
Arch Capital Group Ltd.	6,600	634,788
Arthur J. Gallagher & Co.	4,200	1,450,008
Assurant, Inc.	900	188,775
Brown & Brown, Inc.	4,000	497,600
Chubb Ltd.	6,353	1,918,542
Cincinnati Financial Corp.	2,607	385,106
Erie Indemnity Co. (Class A Stock)	440	184,382
Everest Group Ltd.	610	221,631
Globe Life, Inc.	1,333	175,583
Hartford Insurance Group, Inc. (The)	4,853	600,462
Loews Corp.	3,217	295,674

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Marsh & McLennan Cos., Inc.	8,340	$2,035,210
MetLife, Inc.	9,950	798,886
Principal Financial Group, Inc.	3,800	320,606
Progressive Corp. (The)	9,916	2,806,327
Prudential Financial, Inc.(g)	6,000	670,080
Travelers Cos., Inc. (The)	3,931	1,039,592
W.R. Berkley Corp.	5,300	377,148
Willis Towers Watson PLC	1,700	574,515

		19,428,369

Interactive Media & Services 6.0%

Alphabet, Inc. (Class A Stock)	99,400	15,371,216
Alphabet, Inc. (Class C Stock)	80,540	12,582,764
Match Group, Inc.	4,800	149,760
Meta Platforms, Inc. (Class A Stock)	37,320	21,509,755

		49,613,495

IT Services 1.2%

Accenture PLC (Ireland) (Class A Stock)	10,690	3,335,707
Akamai Technologies, Inc.*	2,700	217,350
Cognizant Technology Solutions Corp. (Class A Stock)	8,600	657,900
EPAM Systems, Inc.*	1,000	168,840
Gartner, Inc.*	1,330	558,254
GoDaddy, Inc. (Class A Stock)*	2,300	414,322
International Business Machines Corp.	15,874	3,947,229
VeriSign, Inc.*	1,380	350,341

		9,649,943

Leisure Products 0.0%

Hasbro, Inc.	2,254	138,598

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc.	4,898	572,968
Bio-Techne Corp.	2,880	168,854
Charles River Laboratories International, Inc.*	850	127,942
Danaher Corp.	10,920	2,238,600
IQVIA Holdings, Inc.*	2,810	495,403
Mettler-Toledo International, Inc.*	350	413,319
Revvity, Inc.(a)	2,070	219,006
Thermo Fisher Scientific, Inc.	6,512	3,240,371

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Waters Corp.*	1,020	$375,942
West Pharmaceutical Services, Inc.	1,140	255,223

		8,107,628

Machinery 1.6%

Caterpillar, Inc.	8,196	2,703,041
Cummins, Inc.	2,216	694,583
Deere & Co.	4,330	2,032,286
Dover Corp.	2,262	397,388
Fortive Corp.	5,750	420,785
IDEX Corp.	1,200	217,164
Illinois Tool Works, Inc.	4,586	1,137,374
Ingersoll Rand, Inc.	7,029	562,531
Nordson Corp.	900	181,548
Otis Worldwide Corp.(a)	6,864	708,365
PACCAR, Inc.	9,046	880,809
Parker-Hannifin Corp.	2,168	1,317,819
Pentair PLC	2,846	248,968
Snap-on, Inc.	942	317,463
Stanley Black & Decker, Inc.	2,788	214,341
Westinghouse Air Brake Technologies Corp.	2,860	518,661
Xylem, Inc.	4,150	495,759

		13,048,885

Media 0.5%

Charter Communications, Inc. (Class A Stock)*(a)	1,690	622,816
Comcast Corp. (Class A Stock)	64,220	2,369,718
Fox Corp. (Class A Stock)	3,866	218,816
Fox Corp. (Class B Stock)	2,666	140,525
Interpublic Group of Cos., Inc. (The)	6,588	178,930
News Corp. (Class A Stock)	6,575	178,971
News Corp. (Class B Stock)	2,000	60,740
Omnicom Group, Inc.	3,434	284,713
Paramount Global (Class B Stock)(a)	9,597	114,780

		4,170,009

Metals & Mining 0.3%

Freeport-McMoRan, Inc.	24,442	925,374
Newmont Corp.	19,397	936,487

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Nucor Corp.	4,012	$482,804
Steel Dynamics, Inc.	2,300	287,684

		2,632,349

Multi-Utilities 0.7%

Ameren Corp.	4,669	468,768
CenterPoint Energy, Inc.	11,179	405,015
CMS Energy Corp.	5,200	390,572
Consolidated Edison, Inc.	5,851	647,062
Dominion Energy, Inc.	14,250	798,998
DTE Energy Co.	3,487	482,148
NiSource, Inc.	8,000	320,720
Public Service Enterprise Group, Inc.	8,494	699,056
Sempra	10,756	767,548
WEC Energy Group, Inc.	5,433	592,088

		5,571,975

Office REITs 0.0%

BXP, Inc.	2,580	173,350

Oil, Gas & Consumable Fuels 3.3%

APA Corp.	6,648	139,741
Chevron Corp.	28,447	4,758,899
ConocoPhillips	21,723	2,281,350
Coterra Energy, Inc.	12,500	361,250
Devon Energy Corp.	11,000	411,400
Diamondback Energy, Inc.	3,180	508,418
EOG Resources, Inc.	9,600	1,231,104
EQT Corp.	10,200	544,986
Expand Energy Corp.	3,600	400,752
Exxon Mobil Corp.	74,174	8,821,514
Hess Corp.	4,734	756,162
Kinder Morgan, Inc.	33,380	952,331
Marathon Petroleum Corp.	5,476	797,798
Occidental Petroleum Corp.	11,779	581,411
ONEOK, Inc.	10,700	1,061,654
Phillips 66	6,928	855,470
Targa Resources Corp.	3,600	721,692
Texas Pacific Land Corp.	320	423,997
Valero Energy Corp.	5,400	713,178
Williams Cos., Inc. (The)	20,992	1,254,482

		27,577,589

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines 0.1%

Delta Air Lines, Inc.	11,300	$492,680
Southwest Airlines Co.	10,574	355,075
United Airlines Holdings, Inc.*	5,700	393,585

		1,241,340

Personal Care Products 0.1%

Estee Lauder Cos., Inc. (The) (Class A Stock)	3,970	262,020
Kenvue, Inc.	33,500	803,330

		1,065,350

Pharmaceuticals 3.3%

Bristol-Myers Squibb Co.	34,579	2,108,973
Eli Lilly & Co.	13,437	11,097,753
Johnson & Johnson	41,009	6,800,933
Merck & Co., Inc.	43,093	3,868,028
Pfizer, Inc.	96,563	2,446,906
Viatris, Inc.	20,599	179,417
Zoetis, Inc.	7,700	1,267,805

		27,769,815

Professional Services 0.7%

Automatic Data Processing, Inc.	6,948	2,122,822
Broadridge Financial Solutions, Inc.	2,000	484,920
Dayforce, Inc.*	2,900	169,157
Equifax, Inc.	2,030	494,427
Jacobs Solutions, Inc.	2,100	253,869
Leidos Holdings, Inc.	2,200	296,868
Paychex, Inc.	5,325	821,541
Paycom Software, Inc.	850	185,708
Verisk Analytics, Inc.	2,330	693,455

		5,522,767

Real Estate Management & Development 0.2%

CBRE Group, Inc. (Class A Stock)*	5,100	666,978
CoStar Group, Inc.*	7,300	578,379

		1,245,357

Residential REITs 0.3%

AvalonBay Communities, Inc.	2,311	495,987
Camden Property Trust	1,800	220,140

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)

Equity Residential	5,900	$422,322
Essex Property Trust, Inc.	1,100	337,227
Invitation Homes, Inc.	10,200	355,470
Mid-America Apartment Communities, Inc.	1,970	330,132
UDR, Inc.	5,200	234,884

		2,396,162

Retail REITs 0.3%

Federal Realty Investment Trust	1,300	127,166
Kimco Realty Corp.	12,300	261,252
Realty Income Corp.	14,800	858,548
Regency Centers Corp.	2,800	206,528
Simon Property Group, Inc.	5,289	878,397

		2,331,891

Semiconductors & Semiconductor Equipment 9.6%

Advanced Micro Devices, Inc.*	27,628	2,838,501
Analog Devices, Inc.	8,416	1,697,255
Applied Materials, Inc.	13,788	2,000,914
Broadcom, Inc.	79,890	13,375,983
Enphase Energy, Inc.*	2,320	143,956
First Solar, Inc.*	1,800	227,574
Intel Corp.	73,548	1,670,275
KLA Corp.	2,290	1,556,742
Lam Research Corp.	21,820	1,586,314
Microchip Technology, Inc.	9,320	451,181
Micron Technology, Inc.	19,016	1,652,300
Monolithic Power Systems, Inc.	810	469,784
NVIDIA Corp.	417,500	45,248,650
NXP Semiconductors NV (China)	4,360	828,662
ON Semiconductor Corp.*	7,500	305,175
QUALCOMM, Inc.	18,900	2,903,229
Skyworks Solutions, Inc.	2,800	180,964
Teradyne, Inc.	2,700	223,020
Texas Instruments, Inc.	15,552	2,794,694

		80,155,173

Software 9.5%

Adobe, Inc.*	7,440	2,853,463
ANSYS, Inc.*	1,400	443,184
Autodesk, Inc.*	3,690	966,042
Cadence Design Systems, Inc.*	4,700	1,195,351

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Crowdstrike Holdings, Inc. (Class A Stock)*	4,200	$1,480,836
Fair Isaac Corp.*	420	774,547
Fortinet, Inc.*	10,800	1,039,608
Gen Digital, Inc.	9,517	252,581
Intuit, Inc.	4,770	2,928,732
Microsoft Corp.	126,712	47,566,418
Oracle Corp.	27,590	3,857,358
Palantir Technologies, Inc. (Class A Stock)*	34,900	2,945,560
Palo Alto Networks, Inc.*	11,200	1,911,168
PTC, Inc.*	2,000	309,900
Roper Technologies, Inc.	1,840	1,084,827
Salesforce, Inc.	16,260	4,363,534
ServiceNow, Inc.*	3,510	2,794,451
Synopsys, Inc.*	2,640	1,132,164
Tyler Technologies, Inc.*	720	418,601
Workday, Inc. (Class A Stock)*	3,600	840,708

		79,159,033

Specialized REITs 0.9%

American Tower Corp.	7,850	1,708,160
Crown Castle, Inc.	7,400	771,302
Digital Realty Trust, Inc.	5,300	759,437
Equinix, Inc.	1,626	1,325,759
Extra Space Storage, Inc.	3,500	519,715
Iron Mountain, Inc.	5,105	439,234
Public Storage	2,600	778,154
SBA Communications Corp.	1,800	396,018
VICI Properties, Inc.	18,100	590,422
Weyerhaeuser Co.	12,339	361,286

		7,649,487

Specialty Retail 1.9%

AutoZone, Inc.*	290	1,105,706
Best Buy Co., Inc.	3,500	257,635
CarMax, Inc.*	2,600	202,592
Home Depot, Inc. (The)	16,964	6,217,136
Lowe’s Cos., Inc.	9,566	2,231,078
O’Reilly Automotive, Inc.*	990	1,418,254
Ross Stores, Inc.	5,600	715,624
TJX Cos., Inc. (The)	19,228	2,341,971
Tractor Supply Co.	9,000	495,900

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Ulta Beauty, Inc.*	840	$307,894
Williams-Sonoma, Inc.	2,100	332,010

		15,625,800

Technology Hardware, Storage & Peripherals 7.1%

Apple, Inc.	256,062	56,879,052
Dell Technologies, Inc. (Class C Stock)	5,200	473,980
Hewlett Packard Enterprise Co.	23,202	358,007
HP, Inc.	16,002	443,095
NetApp, Inc.	3,500	307,440
Seagate Technology Holdings PLC	3,500	297,325
Super Micro Computer, Inc.*	9,100	311,584
Western Digital Corp.*	5,725	231,462

		59,301,945

Textiles, Apparel & Luxury Goods 0.3%

Deckers Outdoor Corp.*	2,560	286,234
Lululemon Athletica, Inc.*	1,900	537,814
NIKE, Inc. (Class B Stock)	20,274	1,286,993
Ralph Lauren Corp.	700	154,518
Tapestry, Inc.	3,500	246,435

		2,511,994

Tobacco 0.7%

Altria Group, Inc.	28,779	1,727,315
Philip Morris International, Inc.	26,479	4,203,012

		5,930,327

Trading Companies & Distributors 0.3%

Fastenal Co.	9,800	759,990
United Rentals, Inc.	1,110	695,637
W.W. Grainger, Inc.	764	754,702

		2,210,329

Water Utilities 0.1%

American Water Works Co., Inc.	3,300	486,816

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 17

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description			Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.3%

T-Mobile US, Inc.			8,170	$2,179,021

TOTAL COMMON STOCKS
(cost $132,746,647)				810,640,786

UNAFFILIATED EXCHANGE-TRADED FUND 1.1%
iShares Core S&P 500 ETF
(cost $7,059,074)			15,700	8,821,830

TOTAL LONG-TERM INVESTMENTS
(cost $139,805,721)				819,462,616

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)			11,790,367	11,790,367
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $2,345,475; includes $2,333,979 of cash collateral for securities on loan)(b)(wb)			2,347,057	2,345,649

TOTAL AFFILIATED MUTUAL FUNDS (cost $14,135,842)				14,136,016

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $1,040,624)	4.221%	06/17/25	1,050	1,040,636

TOTAL SHORT-TERM INVESTMENTS (cost $15,176,466)				15,176,652

TOTAL INVESTMENTS 100.4% (cost $154,982,187)				834,639,268
Liabilities in excess of other assets(z) (0.4)%				(3,282,360)

NET ASSETS 100.0%				$831,356,908

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

OTC—Over-the-counter

REITs—Real Estate Investment Trust

See Notes to Financial Statements.

18

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UBS—UBS Securities LLC

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,286,880; cash collateral of $2,333,979 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
46	S&P 500 E-Mini Index	Jun. 2025	$13,002,475	$(89,087)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS	$—	$1,040,636

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 19

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$16,736,367	$—	$—
Air Freight & Logistics	2,806,538	—	—
Automobile Components	240,975	—	—
Automobiles	13,790,424	—	—
Banks	28,213,495	—	—
Beverages	10,429,399	—	—
Biotechnology	15,444,288	—	—
Broadline Retail	31,158,676	—	—
Building Products	4,142,851	—	—
Capital Markets	26,036,067	—	—
Chemicals	10,849,157	—	—
Commercial Services & Supplies	5,013,413	—	—
Communications Equipment	7,232,776	—	—
Construction & Engineering	635,450	—	—
Construction Materials	1,033,845	—	—
Consumer Finance	4,805,847	—	—
Consumer Staples Distribution & Retail	16,586,841	—	—
Containers & Packaging	1,880,316	—	—
Distributors	670,370	—	—
Diversified Telecommunication Services	6,712,651	—	—
Electric Utilities	13,258,271	—	—
Electrical Equipment	5,930,816	—	—
Electronic Equipment, Instruments & Components	4,659,832	—	—
Energy Equipment & Services	2,131,558	—	—
Entertainment	11,932,383	—	—
Financial Services	40,527,070	—	—
Food Products	5,441,333	—	—
Gas Utilities	401,908	—	—
Ground Transportation	7,614,105	—	—
Health Care Equipment & Supplies	19,882,535	—	—
Health Care Providers & Services	19,323,450	—	—
Health Care REITs	2,589,208	—	—
Hotel & Resort REITs	172,453	—	—
Hotels, Restaurants & Leisure	17,013,810	—	—
Household Durables	2,492,781	—	—
Household Products	9,679,095	—	—
Independent Power & Renewable Electricity Producers	835,160	—	—
Industrial Conglomerates	3,675,423	—	—
Industrial REITs	1,765,052	—	—
Insurance	19,428,369	—	—
Interactive Media & Services	49,613,495	—	—
IT Services	9,649,943	—	—
Leisure Products	138,598	—	—
Life Sciences Tools & Services	8,107,628	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Machinery	$13,048,885	$—	$—
Media	4,170,009	—	—
Metals & Mining	2,632,349	—	—
Multi-Utilities	5,571,975	—	—
Office REITs	173,350	—	—
Oil, Gas & Consumable Fuels	27,577,589	—	—
Passenger Airlines	1,241,340	—	—
Personal Care Products	1,065,350	—	—
Pharmaceuticals	27,769,815	—	—
Professional Services	5,522,767	—	—
Real Estate Management & Development	1,245,357	—	—
Residential REITs	2,396,162	—	—
Retail REITs	2,331,891	—	—
Semiconductors & Semiconductor Equipment	80,155,173	—	—
Software	79,159,033	—	—
Specialized REITs	7,649,487	—	—
Specialty Retail	15,625,800	—	—
Technology Hardware, Storage & Peripherals	59,301,945	—	—
Textiles, Apparel & Luxury Goods	2,511,994	—	—
Tobacco	5,930,327	—	—
Trading Companies & Distributors	2,210,329	—	—
Water Utilities	486,816	—	—
Wireless Telecommunication Services	2,179,021	—	—
Unaffiliated Exchange-Traded Fund	8,821,830	—	—
Short-Term Investments
Affiliated Mutual Funds	14,136,016	—	—
U.S. Treasury Obligation	—	1,040,636	—

Total	$833,598,632	$1,040,636	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(89,087)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 21

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	9.6%
Software	9.5
Technology Hardware, Storage & Peripherals	7.1
Interactive Media & Services	6.0
Financial Services	4.9
Broadline Retail	3.7
Banks	3.4
Pharmaceuticals	3.3
Oil, Gas & Consumable Fuels	3.3
Capital Markets	3.1
Health Care Equipment & Supplies	2.4
Insurance	2.3
Health Care Providers & Services	2.3
Hotels, Restaurants & Leisure	2.0
Aerospace & Defense	2.0
Consumer Staples Distribution & Retail	2.0
Specialty Retail	1.9
Biotechnology	1.9
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	1.7
Automobiles	1.7
Electric Utilities	1.6
Machinery	1.6
Entertainment	1.4
Chemicals	1.3
Beverages	1.3
Household Products	1.2
IT Services	1.2
Unaffiliated Exchange-Traded Fund	1.1
Life Sciences Tools & Services	1.0
Specialized REITs	0.9
Ground Transportation	0.9
Communications Equipment	0.9
Diversified Telecommunication Services	0.8
Electrical Equipment	0.7
Tobacco	0.7
Multi-Utilities	0.7
Professional Services	0.7
Food Products	0.7
Commercial Services & Supplies	0.6

Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6
Media	0.5
Building Products	0.5
Industrial Conglomerates	0.4
Air Freight & Logistics	0.3
Metals & Mining	0.3
Health Care REITs	0.3
Textiles, Apparel & Luxury Goods	0.3
Household Durables	0.3
Residential REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Energy Equipment & Services	0.3
Containers & Packaging	0.2
Industrial REITs	0.2
Real Estate Management & Development	0.2
Passenger Airlines	0.1
Personal Care Products	0.1
U.S. Treasury Obligation	0.1
Construction Materials	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Gas Utilities	0.0	*
Automobile Components	0.0	*
Office REITs	0.0	*
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*

	100.4
Liabilities in excess of other assets	(0.4)

	100.0%

* Less than 0.05%

See Notes to Financial Statements.

22

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$89,087*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$61,648

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(287,079)

For the six months ended March 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$10,699,754

*	Average volume is based on average quarter end balances for the six months ended March 31, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 23

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,286,880	$(2,286,880)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities (unaudited)

as of March 31, 2025

Assets
Investments at value, including securities on loan of $2,286,880:
Unaffiliated investments (cost $140,661,095)	$819,833,172
Affiliated investments (cost $14,321,092)	14,806,096
Receivable for Fund shares sold	1,312,728
Dividends and interest receivable	441,301
Due from broker—variation margin futures	60,754
Prepaid expenses and other assets	4,228

Total Assets	836,458,279

Liabilities
Payable for Fund shares purchased	2,422,824
Payable to broker for collateral for securities on loan	2,333,979
Accrued expenses and other liabilities	157,534
Distribution fee payable	108,356
Management fee payable	57,554
Affiliated transfer agent fee payable	21,124

Total Liabilities	5,101,371

Net Assets	$831,356,908

Net assets were comprised of:
Shares of beneficial interest, at par	$19,849
Paid-in capital in excess of par	121,924,197
Total distributable earnings (loss)	709,412,862

Net assets, March 31, 2025	$831,356,908

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 25

Statement of Assets and Liabilities (unaudited)

as of March 31, 2025

Class A

Net asset value and redemption price per share,
($315,383,297 ÷ 7,571,402 shares of beneficial interest issued and outstanding)	$41.65
Maximum sales charge (3.25% of offering price)	1.40

Maximum offering price to public	$43.05

Class C

Net asset value, offering price and redemption price per share,
($29,032,467 ÷ 715,303 shares of beneficial interest issued and outstanding)	$40.59

Class I

Net asset value, offering price and redemption price per share,
($111,077,613 ÷ 2,638,813 shares of beneficial interest issued and outstanding)	$42.09

Class Z

Net asset value, offering price and redemption price per share,
($199,660,015 ÷ 4,742,735 shares of beneficial interest issued and outstanding)	$42.10

Class R6

Net asset value, offering price and redemption price per share,
($176,203,516 ÷ 4,180,952 shares of beneficial interest issued and outstanding)	$42.14

See Notes to Financial Statements.

26

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,326 foreign withholding tax)	$5,772,275
Affiliated dividend income	222,381
Interest income	19,039
Affiliated income from securities lending, net	2,006

Total income	6,015,701

Expenses
Management fee	662,976
Distribution fee(a)	686,325
Transfer agent’s fees and expenses (including affiliated expense of $49,966)(a)	350,078
Custodian and accounting fees	39,738
Registration fees(a)	36,036
Shareholders’ reports	26,508
Professional fees	20,075
Audit fee	13,564
Trustees’ fees	10,184
Miscellaneous	16,580

Total expenses	1,862,064
Less: Fee waiver and/or expense reimbursement(a)	(309,389)

Net expenses	1,552,675

Net investment income (loss)	4,463,026

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $17,717)	27,837,639
Futures transactions	61,648

27,899,287

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(74,391))	(49,368,695)
Futures	(287,079)

(49,655,774)

Net gain (loss) on investment transactions	(21,756,487)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(17,293,461)

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	507,137	179,188	—	—	—
Transfer agent’s fees and expenses	148,297	19,060	45,082	136,800	839
Registration fees	11,237	7,544	4,196	6,860	6,199
Fee waiver and/or expense reimbursement	(118,332)	(12,543)	(45,082)	(73,662)	(59,770)

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 27

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2025	Year Ended September 30, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,463,026	$9,186,307
Net realized gain (loss) on investment transactions	27,899,287	27,452,901
Net change in unrealized appreciation (depreciation) on investments	(49,655,774)	206,469,694

Net increase (decrease) in net assets resulting from operations	(17,293,461)	243,108,902

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,008,100)	(34,982,269)
Class C	(1,347,078)	(4,963,062)
Class I	(5,852,483)	(15,030,163)
Class Z	(9,015,230)	(23,013,759)
Class R6	(7,085,644)	(7,799,669)

	(37,308,535)	(85,788,922)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	66,733,577	189,689,791
Net asset value of shares issued in reinvestment of dividends and distributions	37,205,796	85,458,336
Cost of shares purchased	(102,050,041)	(213,617,876)

Net increase (decrease) in net assets from Fund share transactions	1,889,332	61,530,251

Total increase (decrease)	(52,712,664)	218,850,231

Net Assets:

Beginning of period	884,069,572	665,219,341

End of period	$831,356,908	$884,069,572

See Notes to Financial Statements.

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$44.35		$37.23	$35.72	$47.35	$47.07	$48.46
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.40	0.42	0.42	0.42	0.60
Net realized and unrealized gain (loss) on investment transactions	(1.02)		11.59	6.42	(6.76)	11.36	6.00
Total from investment operations	(0.83)		11.99	6.84	(6.34)	11.78	6.60
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.45)	(0.45)	(0.40)	(0.72)	(0.59)
Distributions from net realized gains	(1.46)		(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(1.87)		(4.87)	(5.33)	(5.29)	(11.50)	(7.99)
Net asset value, end of period	$41.65		$44.35	$37.23	$35.72	$47.35	$47.07
Total Return(b):	(2.17)%		35.61%	20.99%	(15.91)%	29.24%	14.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$315,383		$336,182	$272,959	$248,714	$337,161	$295,551
Average net assets (000)	$339,020		$305,683	$270,969	$313,531	$331,222	$285,833
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.50	%(d)	0.52%	0.54%	0.52%	0.52%	0.53%
Expenses before waivers and/or expense reimbursement	0.57	%(d)	0.59%	0.61%	0.59%	0.59%	0.60%
Net investment income (loss)	0.86	%(d)	1.00%	1.15%	0.97%	0.92%	1.35%
Portfolio turnover rate(e)	1%		15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$43.15		$36.35	$34.95	$46.45	$46.37	$47.92
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.10	0.16	0.12	0.12	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.99)		11.32	6.28	(6.63)	11.17	5.92
Total from investment operations	(0.97)		11.42	6.44	(6.51)	11.29	6.22
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.16)	(0.10)	(0.43)	(0.37)
Distributions from net realized gains	(1.46)		(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(1.59)		(4.62)	(5.04)	(4.99)	(11.21)	(7.77)
Net asset value, end of period	$40.59		$43.15	$36.35	$34.95	$46.45	$46.37
Total Return(b):	(2.54)%		34.63%	20.11%	(16.48)%	28.37%	13.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,032		$38,287	$39,868	$46,543	$66,318	$66,347
Average net assets (000)	$35,936		$40,140	$44,481	$61,900	$67,968	$67,889
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26	%(d)	1.26%	1.24%	1.21%	1.19%	1.20%
Expenses before waivers and/or expense reimbursement	1.33	%(d)	1.33%	1.31%	1.28%	1.26%	1.27%
Net investment income (loss)	0.10	%(d)	0.27%	0.46%	0.28%	0.26%	0.69%
Portfolio turnover rate(e)	1%		15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class I Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$44.85		$37.60	$36.06	$47.75	$47.38	$48.70
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.53	0.56	0.57	0.58	0.77
Net realized and unrealized gain (loss) on investment transactions	(1.02)		11.72	6.46	(6.81)	11.44	6.03
Total from investment operations	(0.76)		12.25	7.02	(6.24)	12.02	6.80
Less Dividends and Distributions:
Dividends from net investment income	(0.54)		(0.58)	(0.60)	(0.56)	(0.87)	(0.72)
Distributions from net realized gains	(1.46)		(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(2.00)		(5.00)	(5.48)	(5.45)	(11.65)	(8.12)
Net asset value, end of period	$42.09		$44.85	$37.60	$36.06	$47.75	$47.38
Total Return(b):	(2.03)%		36.08%	21.38%	(15.63)%	29.69%	15.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111,078		$132,472	$113,462	$120,778	$172,635	$142,746
Average net assets (000)	$129,160		$124,605	$122,167	$161,968	$164,271	$204,880
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	0.26	%(d)	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income (loss)	1.17	%(d)	1.33%	1.51%	1.30%	1.26%	1.72%
Portfolio turnover rate(e)	1%		15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$44.85		$37.60	$36.05	$47.74	$47.37	$48.70
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.51	0.53	0.55	0.56	0.74
Net realized and unrealized gain (loss) on investment transactions	(1.02)		11.72	6.47	(6.82)	11.44	6.02
Total from investment operations	(0.77)		12.23	7.00	(6.27)	12.00	6.76
Less Dividends and Distributions:
Dividends from net investment income	(0.52)		(0.56)	(0.57)	(0.53)	(0.85)	(0.69)
Distributions from net realized gains	(1.46)		(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(1.98)		(4.98)	(5.45)	(5.42)	(11.63)	(8.09)
Net asset value, end of period	$42.10		$44.85	$37.60	$36.05	$47.74	$47.37
Total Return(b):	(2.06)%		36.00%	21.32%	(15.68)%	29.62%	15.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$199,660		$208,314	$177,388	$160,674	$265,893	$244,155
Average net assets (000)	$211,040		$195,726	$176,709	$238,154	$263,618	$253,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25	%(d)	0.25%	0.25%	0.24%	0.24%	0.25%
Expenses before waivers and/or expense reimbursement	0.32	%(d)	0.32%	0.32%	0.31%	0.31%	0.32%
Net investment income (loss)	1.11	%(d)	1.27%	1.44%	1.24%	1.20%	1.64%
Portfolio turnover rate(e)	1%		15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$44.91		$37.65	$36.09	$47.78	$47.40	$48.72
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.55	0.58	0.60	0.58	0.75
Net realized and unrealized gain (loss) on investment transactions	(1.02)		11.73	6.48	(6.83)	11.46	6.05
Total from investment operations	(0.74)		12.28	7.06	(6.23)	12.04	6.80
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.60)	(0.62)	(0.57)	(0.88)	(0.72)
Distributions from net realized gains	(1.46)		(4.42)	(4.88)	(4.89)	(10.78)	(7.40)
Total dividends and distributions	(2.03)		(5.02)	(5.50)	(5.46)	(11.66)	(8.12)
Net asset value, end of period	$42.14		$44.91	$37.65	$36.09	$47.78	$47.40
Total Return(b):	(1.99)%		36.13%	21.48%	(15.59)%	29.72%	15.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$176,204		$168,815	$61,543	$57,685	$25,961	$13,960
Average net assets (000)	$171,240		$137,968	$61,657	$38,530	$19,506	$12,526
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.12	%(d)	0.12%	0.14%	0.14%	0.16%	0.18%
Expenses before waivers and/or expense reimbursement	0.19	%(d)	0.19%	0.21%	0.21%	0.23%	0.30%
Net investment income (loss)	1.25	%(d)	1.37%	1.56%	1.39%	1.25%	1.69%
Portfolio turnover rate(e)	1%		15%	2%	3%	5%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 33

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Index Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s

34

investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Quant Solutions Large-Cap Index Fund 35

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other

36

determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based

PGIM Quant Solutions Large-Cap Index Fund 37

Notes to Financial Statements (unaudited) (continued)

upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

38

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.15% of average daily net assets up to and including $1 billion;	0.15%
0.10% of average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2026 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2026, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for the fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
I	—
Z	—
R6	0.18

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for

PGIM Quant Solutions Large-Cap Index Fund 39

Notes to Financial Statements (unaudited) (continued)

distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

I	N/A	N/A

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$50,621	$30

C	—	441

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized

40

gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$9,090,933	$45,226,431

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended March 31, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)

$ 750,820	$ —	$ 23,542	$(74,565)	$17,367	$ 670,080	6,000	$ 16,160

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(1)(wb)

8,957,728	51,020,480	48,187,841	—	—	11,790,367	11,790,367	206,221

PGIM Institutional Money Market Fund (7-day effective yield 4.548%)(1)(b)(wb)

1,435,848	56,020,458	55,111,181	174	350	2,345,649	2,347,057	2,006(2)

$10,393,576	$107,040,938	$103,299,022	$ 174	$ 350	$14,136,016		$208,227

$11,144,396	$107,040,938	$103,322,564	$(74,391)	$17,717	$14,806,096		$224,387

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Quant Solutions Large-Cap Index Fund 41

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$157,093,020	$687,312,269	$(9,855,108)	$677,457,161

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

42

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	58,468	1.2%

R6	2,231,574	53.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	59.3

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2025:
Shares sold	116,224	$5,137,161
Shares issued in reinvestment of dividends and distributions	308,733	13,920,753
Shares purchased	(538,481)	(23,747,226)
Net increase (decrease) in shares outstanding before conversion	(113,524)	(4,689,312)
Shares issued upon conversion from other share class(es)	109,740	4,901,346
Shares purchased upon conversion into other share class(es)	(5,249)	(233,646)
Net increase (decrease) in shares outstanding	(9,033)	$(21,612)

Year ended September 30, 2024:
Shares sold	313,712	$12,427,843
Shares issued in reinvestment of dividends and distributions	986,936	34,730,283
Shares purchased	(1,220,944)	(47,944,716)
Net increase (decrease) in shares outstanding before conversion	79,704	(786,590)
Shares issued upon conversion from other share class(es)	193,506	7,652,587
Shares purchased upon conversion into other share class(es)	(25,038)	(943,543)
Net increase (decrease) in shares outstanding	248,172	$5,922,454

PGIM Quant Solutions Large-Cap Index Fund 43

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended March 31, 2025:
Shares sold	16,140	$702,365
Shares issued in reinvestment of dividends and distributions	30,545	1,344,917
Shares purchased	(103,018)	(4,362,108)
Net increase (decrease) in shares outstanding before conversion	(56,333)	(2,314,826)
Shares purchased upon conversion into other share class(es)	(115,633)	(5,034,311)

Net increase (decrease) in shares outstanding	(171,966)	$(7,349,137)

Year ended September 30, 2024:
Shares sold	88,998	$3,370,158
Shares issued in reinvestment of dividends and distributions	143,885	4,956,851
Shares purchased	(234,456)	(8,919,487)
Net increase (decrease) in shares outstanding before conversion	(1,573)	(592,478)
Shares purchased upon conversion into other share class(es)	(207,804)	(8,024,606)

Net increase (decrease) in shares outstanding	(209,377)	$(8,617,084)

Class I
Six months ended March 31, 2025:
Shares sold	57,096	$2,560,467
Shares issued in reinvestment of dividends and distributions	128,527	5,850,552
Shares purchased	(493,610)	(22,112,522)
Net increase (decrease) in shares outstanding before conversion	(307,987)	(13,701,503)
Shares purchased upon conversion into other share class(es)	(6,801)	(307,342)

Net increase (decrease) in shares outstanding	(314,788)	$(14,008,845)

Year ended September 30, 2024:
Shares sold	189,094	$7,242,135
Shares issued in reinvestment of dividends and distributions	423,249	15,025,334
Shares purchased	(679,065)	(26,625,471)
Net increase (decrease) in shares outstanding before conversion	(66,722)	(4,358,002)
Shares issued upon conversion from other share class(es)	5,218	212,332
Shares purchased upon conversion into other share class(es)	(2,113)	(91,301)

Net increase (decrease) in shares outstanding	(63,617)	$(4,236,971)

44

Share Class	Shares	Amount

Class Z
Six months ended March 31, 2025:
Shares sold	399,056	$18,062,698
Shares issued in reinvestment of dividends and distributions	197,758	9,003,930
Shares purchased	(548,910)	(24,777,942)
Net increase (decrease) in shares outstanding before conversion	47,904	2,288,686
Shares issued upon conversion from other share class(es)	49,786	2,318,051
Shares purchased upon conversion into other share class(es)	(48)	(2,114)
Net increase (decrease) in shares outstanding	97,642	$4,604,623

Year ended September 30, 2024:
Shares sold	607,126	$24,092,660
Shares issued in reinvestment of dividends and distributions	646,190	22,946,199
Shares purchased	(1,349,422)	(53,609,093)
Net increase (decrease) in shares outstanding before conversion	(96,106)	(6,570,234)
Shares issued upon conversion from other share class(es)	29,014	1,110,571
Shares purchased upon conversion into other share class(es)	(5,392)	(234,868)
Net increase (decrease) in shares outstanding	(72,484)	$(5,694,531)

Class R6
Six months ended March 31, 2025:
Shares sold	900,489	$40,270,886
Shares issued in reinvestment of dividends and distributions	155,523	7,085,644
Shares purchased	(598,964)	(27,050,243)
Net increase (decrease) in shares outstanding before conversion	457,048	20,306,287
Shares issued upon conversion from other share class(es)	4,752	214,997
Shares purchased upon conversion into other share class(es)	(39,500)	(1,856,981)
Net increase (decrease) in shares outstanding	422,300	$18,664,303

Year ended September 30, 2024:
Shares sold	3,866,170	$142,556,995
Shares issued in reinvestment of dividends and distributions	219,523	7,799,669
Shares purchased	(1,969,157)	(76,519,109)
Net increase (decrease) in shares outstanding before conversion	2,116,536	73,837,555
Shares issued upon conversion from other share class(es)	7,320	318,828
Net increase (decrease) in shares outstanding	2,123,856	$74,156,383

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Quant Solutions Large-Cap Index Fund 45

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

46

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle

PGIM Quant Solutions Large-Cap Index Fund 47

Notes to Financial Statements (unaudited) (continued)

East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the industrials and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or

48

existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

PGIM Quant Solutions Large-Cap Index Fund 49

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Securitized Credit Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Securitized Credit Fund	1
Notes to Financial Statements	46

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES 54.5%

Automobiles 2.5%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class F, 144A	9.892%	05/17/32	628	$645,904
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-01A, Class A, 144A	5.250	04/20/29	10,620	10,792,197
Series 2023-04A, Class A, 144A	5.490	06/20/29	3,400	3,475,920
Series 2023-05A, Class C, 144A	6.850	04/20/28	1,000	1,020,326
Series 2023-08A, Class A, 144A	6.020	02/20/30	3,000	3,131,002
Series 2024-01A, Class C, 144A	6.480	06/20/30	700	711,996
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.940(c)	12/26/31	939	947,583
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	500	499,576
Series 2024-SN01, Class D, 144A	6.360	07/16/29	1,000	1,021,680
Enterprise Fleet Financing LLC,
Series 2025-01, Class A2, 144A	4.650	10/20/27	5,600	5,609,605
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.594(c)	05/20/32	1,080	1,104,041
Series 2024-02, Class D, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.344(c)	10/20/32	1,482	1,488,885
Series 2025-01, Class C, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.601(c)	03/21/33	3,850	3,839,809
Octane Receivables Trust,
Series 2024-RVM01, Class A, 144A	5.010	01/22/46	1,393	1,400,324
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28	900	877,506
Series 2022-01A, Class D, 144A	5.900	12/16/30	1,100	1,104,376
Series 2023-01A, Class D, 144A	7.070	02/14/33	1,000	1,050,733
Series 2025-01A, Class D, 144A	6.100	07/14/37	4,000	4,101,257
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	24	23,800
Series 2022-C, Class E, 144A	11.366	12/15/32	32	32,112
Series 2023-A, Class E, 144A	10.068	06/15/33	71	72,082
Santander Bank NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31	154	154,245

See Notes to Financial Statements.

PGIM Securitized Credit Fund 1

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280%	03/15/27		750	$739,356
Santander Drive Auto Receivables Trust,
Series 2025-01, Class D	5.430	03/17/31		3,000	3,036,273

					46,880,588

Collateralized Loan Obligations 42.3%
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	07/21/37		1,000	999,107
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.653(c)	07/20/37		5,000	5,001,918
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.685(c)	07/15/35	EUR	4,000	4,325,118
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.151(c)	06/15/34	EUR	5,400	5,803,083
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.350(c)	04/28/37		3,124	3,121,222
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.240(c)	07/22/37		2,000	1,994,462
Series 2021-19A, Class B1, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.414(c)	10/15/34		1,075	1,073,201
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.454(c)	01/22/38	EUR	1,000	1,087,797
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.783(c)	10/25/38	EUR	5,000	5,402,715
Aqueduct European CLO DAC (Ireland),
Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.027(c)	01/18/39	EUR	15,000	16,166,543
Ares CLO Ltd. (Cayman Islands),
Series 2016-41A, Class BR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	6.014(c)	04/15/34		1,000	997,148
Series 2019-53A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.997(c)	10/24/36		5,000	4,986,872

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ares European CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	3.565%(c)	10/15/31	EUR	1,676	$1,809,577
Armada Euro CLO DAC (Ireland),
Series 07A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.028(c)	04/15/39	EUR	5,000	5,364,036
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.662(c)	07/26/31		270	270,266
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.040(c)	10/23/32		4,000	3,998,278
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.193(c)	01/20/38		8,000	7,990,332
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.952(c)	07/15/30		500	498,192
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.135(c)	04/15/35	EUR	750	802,447
Avoca CLO DAC (Ireland),
Series 19A, Class BR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.102(c)	04/15/38	EUR	14,000	15,107,152
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.688(c)	10/16/37		2,000	2,002,331
Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.058(c)	10/16/37		5,000	4,988,177
Bain Capital Euro CLO DAC (Ireland),
Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	3.484(c)	01/20/32	EUR	802	865,168
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-02A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.016(c)	01/20/38		9,000	8,951,175
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	07/20/37		7,100	7,101,176
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.473(c)	07/25/35	EUR	2,000	2,163,580
Series 2020-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.454(c)	10/21/34	EUR	2,500	2,704,648

See Notes to Financial Statements.

PGIM Securitized Credit Fund 3

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Barings Euro CLO DAC (Ireland), (cont’d.)
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.471%(c)	04/24/34	EUR	2,200	$2,371,933
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	6.036(c)	01/20/38		10,000	9,950,626
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.293(c)	10/20/35		1,150	1,159,171
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	8.443(c)	04/20/37		1,250	1,254,421
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.295(c)	01/15/39	EUR	7,750	8,383,058
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.625(c)	07/18/30		160	159,613
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.664(c)	07/15/31		1,794	1,795,596
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.728(c)	01/25/35		500	500,000
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	03/09/34		2,000	2,000,262
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.722(c)	10/15/37		5,500	5,511,052
BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.335(c)	01/15/33	EUR	1,500	1,613,337
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.102(c)	07/15/37		2,000	1,989,280
Canyon Euro CLO DAC (Ireland),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.167(c)	04/15/38	EUR	10,000	10,777,613
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.485(c)	07/15/34	EUR	5,125	5,524,792
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.535(c)	10/15/35	EUR	500	539,016
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.393(c)	01/20/32		1,596	1,593,103

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.306%(c)	11/15/31	EUR	678	$731,886
CarVal CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.961(c)	10/20/37		8,250	8,263,506
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	07/20/37		4,000	4,007,778
Carysfort Park CLO DAC (Ireland),
Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.891(c)	07/28/34	EUR	2,000	2,136,841
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.152(c)	01/15/32		3,000	3,002,584
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655(c)	07/20/31		237	237,424
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.302(c)	07/15/37		2,000	1,995,848
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.835(c)	01/15/34	EUR	1,500	1,622,163
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.713(c)	07/17/37		6,700	6,705,844
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.669(c)	01/18/38		7,170	7,170,199
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37		4,000	4,007,944
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.573(c)	01/20/34		3,000	3,000,172
Series 2020-30A, Class B1R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.093(c)	01/20/34		2,000	1,987,668
Contego CLO DAC (Ireland),
Series 05A, Class B1R, 144A	— (p)	10/15/37	EUR	2,250	2,414,007
Series 05A, Class CR, 144A	— (p)	10/15/37	EUR	1,500	1,611,427

See Notes to Financial Statements.

PGIM Securitized Credit Fund 5

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.950%(c)	01/25/37		2,400	$2,414,040
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	8.500(c)	01/25/37		1,000	1,006,959
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.043(c)	01/20/35		7,000	6,983,943
Crosthwaite Park CLO DAC (Ireland),
Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.101(c)	03/15/34	EUR	1,500	1,615,494
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class B1RR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.856(c)	08/15/32	EUR	2,500	2,704,451
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	3.131(c)	09/15/31	EUR	1,795	1,935,681
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A13R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	5.814(c)	01/15/34		800	801,780
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class BR2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.150(c)	01/25/35		3,000	2,990,246
Series 2018-03A, Class CR2, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.600(c)	01/25/35		2,000	2,005,405
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.302(c)	10/15/37		2,500	2,493,053
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	6.463(c)	04/20/37		1,500	1,497,195
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	8.593(c)	04/20/37		1,500	1,510,505
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.917(c)	07/15/34		13,950	13,864,985
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.023(c)	01/20/38		11,000	10,971,374
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.337(c)	10/14/35		1,000	1,008,100
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37		5,000	4,996,352
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.723(c)	07/20/37		10,000	9,995,064

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Golub Capital Partners CLO Ltd.,
Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.672%(c)	10/15/37		8,000	$8,004,035
Harvest CLO DAC (Ireland),
Series 32A, Class D, 144A, 3 Month EURIBOR + 3.600% (Cap N/A, Floor 3.600%)	6.273(c)	07/25/37	EUR	2,000	2,169,020
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.230(c)	05/27/34	EUR	750	807,629
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.844(c)	07/18/38	EUR	3,000	3,243,327
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.904(c)	01/22/39	EUR	11,000	11,931,743
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.500(c)	04/28/37		4,000	4,019,962
Henley CLO DAC (Ireland),
Series 11A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.006(c)	04/25/39	EUR	12,250	13,134,792
HPS Loan Management Ltd. (Cayman Islands),
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.432(c)	10/15/30		2,086	2,085,014
ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.585(c)	10/15/34	EUR	1,500	1,620,748
Series 2023-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.184(c)	10/19/38	EUR	10,000	10,723,166
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.967(c)	01/20/35		15,000	14,955,684
Series 2021-03A, Class B1R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.043(c)	10/20/34		2,750	2,735,564
Indigo Credit Management DAC (Ireland),
Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	5.454(c)	07/15/38	EUR	5,250	5,679,272
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.435(c)	07/15/34	EUR	3,250	3,491,881
Invesco Euro CLO DAC (Ireland),
Series 03A, Class DR, 144A, 3 Month EURIBOR + 3.850% (Cap N/A, Floor 3.850%)	6.465(c)	10/30/38	EUR	3,000	3,213,566

See Notes to Financial Statements.

PGIM Securitized Credit Fund 7

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Invesco Euro CLO DAC (Ireland), (cont’d.)
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.485%(c)	04/15/33	EUR	2,000	$2,152,789
Series 14A, Class B1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.828(c)	01/15/39	EUR	5,000	5,397,877
Jamestown CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.672(c)	07/15/35		6,250	6,253,998
Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	8.050(c)	07/25/35		3,000	3,004,415
Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.065(c)	04/15/31	EUR	500	534,279
Katayma CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.293(c)	10/20/36		1,000	1,000,116
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	07/18/30		125	124,944
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.402(c)	04/15/37		3,000	2,997,816
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	10/20/37		5,000	5,004,904
LCM Ltd. (Cayman Islands),
Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.205(c)	07/20/34		350	348,388
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.672(c)	01/15/38		15,000	14,999,376
Madison Park Euro Funding DAC (Ireland),
Series 13A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.535(c)	01/15/32	EUR	4,423	4,766,923
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.592(c)	10/15/32		1,500	1,500,000
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.678(c)	10/16/37		11,500	11,510,905
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.684(c)	07/17/34		750	750,690
Series 2021-39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.040(c)	10/22/34		4,750	4,730,231

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.773%(c)	08/15/37		5,000	$5,010,798
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.926(c)	03/15/38		15,000	14,928,060
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.804(c)	10/17/34		500	500,003
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.750(c)	01/20/38		7,250	7,251,620
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.355(c)	04/21/31		250	249,210
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.600(c)	10/23/34		2,500	2,498,600
Monument CLO DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.906(c)	05/15/37	EUR	3,000	3,301,612
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.344(c)	07/15/31		750	746,453
Nassau Euro CLO DAC (Ireland),
Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.467(c)	04/25/39	EUR	15,000	16,061,263
Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	6.694(c)	07/20/38	EUR	2,000	2,173,684
Nassau Ltd. (Cayman Islands),
Series 2021-IA, Class B1R, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.993(c)	08/26/34		14,950	14,892,377
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2017-26A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.043(c)	10/18/38		5,000	4,996,014
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.393(c)	07/20/37		3,500	3,505,311
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.749(c)	09/16/31		2,000	2,009,882
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.249(c)	09/16/31		1,500	1,510,419

See Notes to Financial Statements.

PGIM Securitized Credit Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.213%(c)	07/20/37		3,500	$3,490,957
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.682(c)	10/15/37		8,000	8,011,614
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.843(c)	04/20/37		5,000	5,007,889
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.802(c)	01/15/37		3,000	3,012,009
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.793(c)	04/20/37		1,000	1,006,994
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.105(c)	01/20/38		12,050	12,018,889
OZLM Ltd. (Cayman Islands),
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.513(c)	04/20/33		1,550	1,548,506
Palmer Square CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	07/20/37		5,000	5,005,011
Palmer Square European CLO DAC (Ireland),
Series 2023-02A, Class B2, 144A	6.700	10/15/36	EUR	1,250	1,353,843
Series 2025-01A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.403(c)	10/15/39	EUR	15,000	16,219,516
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.555(c)	10/20/31		180	179,865
Penta CLO DAC (Ireland),
Series 2017-03A, Class BRR, 144A	— (p)	10/17/38	EUR	10,000	10,798,208
Series 2023-14A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.644(c)	10/20/37	EUR	3,500	3,799,295
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.961(c)	04/20/38		7,000	6,975,887
Regatta Funding Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	01/15/33		2,000	2,000,409
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.002(c)	01/15/33		3,000	2,985,668

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.830%(c)	04/26/37		15,000	$15,036,232
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.292(c)	01/15/38		5,000	4,993,132
Series 2022-02A, Class A2R, 144A, 3 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.443(c)	10/20/35		4,500	4,500,346
Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.771(c)	04/24/37	EUR	1,000	1,086,491
Series 2018-01A, Class DR, 144A, 3 Month EURIBOR + 4.300% (Cap N/A, Floor 4.300%)	6.971(c)	04/24/37	EUR	1,250	1,346,407
Series 2019-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.886(c)	01/20/38	EUR	3,000	3,257,200
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.994(c)	04/20/34	EUR	2,000	2,150,614
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.440(c)	07/25/31		2,927	2,925,664
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	04/20/33		2,272	2,269,108
Sculptor European CLO DAC (Ireland),
Series 07A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.924(c)	01/15/38	EUR	8,000	8,608,549
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/20/37		5,000	5,005,014
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.088(c)	01/21/38		10,000	9,958,731
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.918(c)	01/24/38		7,000	6,967,435
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	07/18/37		15,000	15,032,302
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.093(c)	07/18/37		2,000	1,993,545
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.850(c)	04/25/37		3,600	3,607,200

See Notes to Financial Statements.

PGIM Securitized Credit Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713%(c)	10/20/37		2,000	$2,003,774
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.143(c)	10/20/37		2,000	1,990,312
Series 2020-01A, Class CRR, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.793(c)	10/20/37		6,000	6,021,302
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.083(c)	01/20/37		1,000	998,034
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.632(c)	01/26/31		269	269,485
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.622(c)	10/23/31		1,305	1,305,666
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	749,536
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.293(c)	10/20/33		2,000	2,000,504
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.273(c)	08/16/34		5,000	4,993,195
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.067(c)	01/20/38		15,000	14,975,877
Tikehau CLO DAC (Ireland),
Series 09A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	5.269(c)	01/20/37	EUR	4,000	4,328,491
Series 13A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.036(c)	10/15/38	EUR	15,000	16,061,060
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.206(c)	01/20/38		3,700	3,676,133
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.143(c)	07/18/37		4,100	4,084,292
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.523(c)	07/25/34	EUR	3,000	3,241,527
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.835(c)	04/15/35	EUR	2,000	2,163,447

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Toro European CLO DAC (Ireland), (cont’d.)
Series 10A, Class B, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.205%(c)	04/15/38	EUR	10,000	$10,742,227
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class B1RR, 144A, 3 Month SOFR + 1.930% (Cap N/A, Floor 1.930%)	6.230(c)	10/25/32		4,500	4,496,825
Trimaran CAVU Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.690(c)	10/22/37		5,000	5,008,708
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.140(c)	10/22/37		2,000	1,997,420
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.600(c)	04/25/37		2,500	2,505,595
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.824(c)	01/15/32		1,361	1,359,962
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.093(c)	04/20/37		800	798,743
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	04/15/33		2,000	1,998,039
Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.943(c)	10/18/37		5,000	4,993,284
Wind River CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.021(c)	04/20/38		10,000	9,964,762
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.958(c)	04/16/36		2,000	2,007,161

					807,804,763

Consumer Loans 1.6%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 144A	6.890	02/15/29		1,000	1,007,477
Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	923,779
Series 2024-B, Class D, 144A	5.500	09/15/29		500	500,710
Series 2024-X02, Class D, 144A	6.080	12/17/29		5,200	5,197,865
Affirm Master Trust,
Series 2025-01A, Class E, 144A	7.180	02/15/33		6,000	6,022,008

See Notes to Financial Statements.

PGIM Securitized Credit Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880%	06/25/59	3,718	$3,749,295
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540	03/19/35	2,000	2,039,240
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34	1,180	1,192,885
Series 2023-01A, Class C, 144A	6.380	06/14/38	7,500	7,850,984
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,622,143

				31,106,386

Credit Cards 0.6%

Evergreen Credit Card Trust (Canada),
Series 2024-CRT04, Class C, 144A	5.640	10/15/28	5,000	5,038,990
Genesis Sales Finance Master Trust,
Series 2024-B, Class B, 144A	6.260	12/20/32	5,667	5,708,656

				10,747,646

Equipment 0.0%

Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270	12/16/30	500	526,656

Home Equity Loans 3.8%

BRAVO Residential Funding Trust,
Series 2024-CES02, Class A2, 144A	5.592(cc)	09/25/54	2,400	2,406,164
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.940(c)	08/25/54	4,721	4,710,410
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.840(c)	01/25/55	5,200	5,195,953
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.340(c)	01/25/55	3,600	3,604,230
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.444(c)	05/25/54	705	709,096
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.044(c)	10/20/54	1,800	1,802,346
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.494(c)	07/20/55	23,552	23,514,923
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	2,476	2,508,625
Series 2024-CES04, Class A1A, 144A	6.147(cc)	06/25/44	3,074	3,101,635

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294%(cc)	10/25/63	1,416	$1,438,436
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	3,310	3,339,639
Series 2024-CES03, Class M1, 144A	6.811(cc)	05/25/64	1,100	1,118,990
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,682	2,665,949
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	2,289	2,267,185
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	4,855	4,838,713
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	9,219	9,266,917

				72,489,211

Other 3.3%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.699(c)	10/16/28	2,700	2,699,985
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49	6,415	6,498,964
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	428	419,292
Series 2023-04C, Class A, 144A	6.480	03/20/57	876	859,520
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,162	2,117,806
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000	09/17/41	1,800	1,715,627
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	2,400	2,288,306
Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	7.984(c)	10/16/25	150	149,680
OnDeck Asset Securitization IV LLC,
Series 2025-01A, Class A, 144A	5.080	04/19/32	4,800	4,808,618
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27	5,200	5,233,594
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	208	215,033
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60	6,800	6,769,971
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	563	549,770
Series 2024-03A, Class A2, 144A	5.880	10/30/59	2,095	2,016,829
Tricon Residential Trust,
Series 2025-SFR01, Class B, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.650(c)	03/17/42	4,400	4,397,142

See Notes to Financial Statements.

PGIM Securitized Credit Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)

Tricon Residential Trust, (cont’d.)
Series 2025-SFR01, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.900%(c)	03/17/42		4,250	$4,248,533
US Bank NA,
Series 2025-SUP01, Class B, 144A	5.582	02/25/32		18,655	18,682,764

					63,671,434

Residential Mortgage-Backed Securities 0.3%

Pret LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		6,237	6,240,051
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.854(c)	03/15/26	EUR	168	134,974

					6,375,026

Student Loans 0.1%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.090(c)	06/25/47		768	783,408
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48		863	254,637

					1,038,045

TOTAL ASSET-BACKED SECURITIES (cost $1,034,050,251)					1,040,639,755

COMMERCIAL MORTGAGE-BACKED SECURITIES 21.3%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35		520	408,200
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		200	153,000
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		100	74,500
BANK,
Series 2021-BN38, Class A1	1.274	12/15/64		380	368,422
BANK5,
Series 2023-05YR02, Class XA, IO	0.535(cc)	07/15/56		49,819	768,781
Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56		9,000	882,653
Series 2023-05YR04, Class XD, IO, 144A	3.605(cc)	12/15/56		4,500	483,442
Series 2024-05YR08, Class XD, IO, 144A	2.774(cc)	08/15/57		13,643	1,374,817
Series 2024-05YR09, Class A3	5.614	08/15/57		6,000	6,169,752

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BANK5, (cont’d.)
Series 2024-05YR11, Class A3	5.893%	11/15/57	4,250	$4,423,058
Series 2024-05YR12, Class A3	5.902(cc)	12/15/57	10,750	11,194,617
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36	100	94,166
Series 2016-ETC, Class C, 144A	3.391	08/14/36	100	92,083
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	220,616
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	1,000	928,551
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	1,000	905,150
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	990	862,017
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.574(c)	10/15/37	7,660	7,655,212
Series 2024-5C25, Class XD, IO, 144A	3.139(cc)	03/15/57	14,404	1,493,015
Series 2024-5C31, Class A3	5.609	12/15/57	18,800	19,362,037
Series 2024-5C31, Class XD, IO, 144A	2.339(cc)	12/15/57	26,275	2,519,039
Series 2024-C24, Class XB, IO	1.331(cc)	02/15/57	5,200	484,680
Benchmark Mortgage Trust,
Series 2024-V06, Class XD, IO	3.260(cc)	03/15/57	8,634	959,343
Series 2024-V11, Class A3	5.909(cc)	11/15/57	17,500	18,212,089
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.908(c)	07/15/41	3,900	3,882,938
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.008(c)	08/15/26	5,219	5,241,800
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.569(c)	03/15/42	10,005	9,929,891
BMO Mortgage Trust,
Series 2023-05C2, Class XD, IO, 144A	2.244(cc)	11/15/56	9,500	658,028
Series 2024-05C3, Class XD, IO, 144A	2.859(cc)	02/15/57	12,604	1,201,339
Series 2024-05C4, Class A3	6.526(cc)	05/15/57	18,000	19,065,247
Series 2024-05C4, Class XD, IO, 144A	2.769(cc)	05/15/57	5,500	500,206
Series 2024-05C5, Class XD, IO, 144A	2.477(cc)	02/15/57	18,900	1,689,891
Series 2024-05C8, Class A3	5.625(cc)	12/15/57	18,800	19,345,031
Series 2024-05C8, Class XD, IO, 144A	2.067(cc)	12/15/57	9,929	845,227
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	5.771(cc)	11/05/39	1,630	1,655,397
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	5.584(c)	09/15/38	355	352,359
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.134(c)	09/15/38	3,050	3,023,529
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	6.784(c)	09/15/38	761	755,329

See Notes to Financial Statements.

PGIM Securitized Credit Fund 17

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BPR Trust, (cont’d.)
Series 2023-BRK02, Class C, 144A	8.335%(cc)	10/05/38		2,000	$2,075,285
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		1,200	1,204,435
Series 2024-PMDW, Class XIO, IO, 144A	0.208(cc)	11/05/41		149,625	1,126,317
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	5.283(c)	11/15/38		6,446	6,427,898
Series 2021-ACNT, Class C, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.933(c)	11/15/38		1,986	1,977,437
Series 2021-XL02, Class B, 144A, 1 Month SOFR + 1.112% (Cap N/A, Floor 0.998%)	5.431(c)	10/15/38		4,761	4,739,872
Series 2021-XL02, Class D, 144A, 1 Month SOFR + 1.511% (Cap N/A, Floor 1.397%)	5.830(c)	10/15/38		2,293	2,281,038
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.359(c)	01/17/39		1,010	963,862
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.812(c)	10/15/41		3,000	3,000,000
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	6.112(c)	10/15/41		3,100	3,098,063
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.561(c)	10/15/41		1,300	1,299,188
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.010(c)	08/15/39		4,100	4,100,000
Series 2024-MDHS, Class C, 144A, 1 Month SOFR + 2.041% (Cap N/A, Floor 2.041%)	6.360(c)	05/15/41		1,593	1,588,839
Series 2024-PURE, Class C, 144A, CAONREPO + 3.050% (Cap N/A, Floor 3.050%)	5.959(c)	11/15/41	CAD	2,000	1,387,768
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.812(c)	04/15/40		9,000	8,994,374
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	8.010(c)	04/15/40		10,000	9,993,749
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class B, 144A, CAONREPO + 2.500% (Cap N/A, Floor 2.500%)	5.409(c)	11/15/41	CAD	2,000	1,388,210
BX Trust,
Series 2021-ARIA, Class C, 144A, 1 Month SOFR + 1.760% (Cap N/A, Floor 1.646%)	6.079(c)	10/15/36		2,669	2,658,991
Series 2021-ARIA, Class E, 144A, 1 Month SOFR + 2.359% (Cap N/A, Floor 2.245%)	6.678(c)	10/15/36		2,650	2,630,125
Series 2021-LGCY, Class A, 144A, 1 Month SOFR + 0.620% (Cap N/A, Floor 0.506%)	4.939(c)	10/15/36		4,920	4,880,025
Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.319(c)	01/15/39		5,026	5,013,435
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.409(c)	03/15/41		4,125	4,119,846

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust, (cont’d.)
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.460%(c)	07/15/29		6,400	$6,352,000
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.319(c)	02/15/35		10,000	9,928,626
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.312(c)	03/15/30		5,000	4,968,814
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	7.260(c)	03/15/30		6,500	6,459,454
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44		5,000	5,213,899
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		16,500	473,055
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,514,869
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	15,499
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	6.615(c)	05/15/35		1,232	1,227,650
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	6.503(c)	08/07/30	GBP	114	146,495
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.103(c)	08/07/30	GBP	53	67,527
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		350	341,254
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.184(cc)	06/10/39		1,830	1,847,504
Series 2024-ELM, Class D15, 144A	6.229(cc)	06/10/39		2,750	2,776,271
Fashion Show Mall LLC,
Series 2024-SHOW, Class A, 144A	4.764(cc)	10/10/41		500	500,246
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.615(cc)	11/25/25		932	2,639
Series K058, Class X1, IO	0.900(cc)	08/25/26		3,357	33,370
FREMF Mortgage Trust,
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		90,198	58,096
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	7.984(c)	10/15/36		1,950	1,904,031
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	8.984(c)	10/15/36		140	136,999
Series 2024-RVR, Class B, 144A	5.169(cc)	08/10/41		8,000	7,973,923

See Notes to Financial Statements.

PGIM Securitized Credit Fund 19

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. Trust, (cont’d.)
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.969%(c)	11/18/29		3,590	$3,590,000
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40		5,400	5,491,409
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40		970	978,420
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)	6.564(c)	10/15/39		1,190	1,190,952
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47		19	18,531
Series 2015-C33, Class XB, IO	0.359(cc)	12/15/48		1,620	4,274
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	188,460
Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.456(c)	08/17/33	EUR	98	105,531
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.909(c)	06/15/39		3,120	3,104,400
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)	5.234(c)	04/15/38		710	708,200
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.034(c)	04/15/38		1,366	1,362,186
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.275(cc)	03/15/48		10,000	100
Series 2025-5C1, Class XD, IO, 144A	2.859(cc)	03/15/30		14,216	1,600,112
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.717(c)	03/15/39		7,250	7,222,812
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43		4,800	4,916,081
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.859(c)	02/15/42		10,000	9,927,427
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.133(c)	03/15/36		5,000	4,928,819
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.383(c)	03/15/36		1,500	1,461,931
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.533(c)	03/15/36		1,000	968,120

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
ONE Mortgage Trust, (cont’d.)
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.933%(c)	03/15/36		850	$815,554
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.183(c)	03/15/36		400	382,922
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.684(c)	01/15/36		600	567,418
OPG Trust,
Series 2021-PORT, Class A, 144A, 1 Month SOFR + 0.598% (Cap N/A, Floor 0.484%)	4.918(c)	10/15/36		2,163	2,149,710
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		7,500	7,904,451
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)(x)	6.507(c)	01/23/29	GBP	1,961	2,532,568
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, 144A, 1 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.260(c)	03/15/35		9,825	9,824,933
SREIT Trust,
Series 2021-IND, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	5.133(c)	10/15/38		3,100	3,070,938
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)	5.164(c)	11/15/38		8,807	8,752,006
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	7.059(c)	11/15/38		229	225,549
Taurus DAC (United Kingdom),
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.080(c)	05/17/31	GBP	248	319,942
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.580(c)	08/17/31	GBP	160	205,199
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class C, 144A, 1 Month SOFR + 1.992% (Cap N/A, Floor 1.992%)	6.311(c)	12/15/39		4,920	4,901,870
UK Logistics DAC (United Kingdom),
Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	7.030(c)	05/17/34	GBP	1,850	2,392,149
VNDO Trust,
Series 2016-350P, Class D, 144A	3.903(cc)	01/10/35		10,030	9,683,603
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.560(c)	11/15/41		4,000	3,991,250
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.259(c)	11/15/41		8,000	7,980,000

See Notes to Financial Statements.

PGIM Securitized Credit Fund 21

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.395%(cc)	12/15/48	6,400	$16,030
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.834(c)	05/15/31	1,100	1,089,121
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.934(c)	05/15/31	690	682,322
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.934(c)	05/15/31	1,000	983,926
Series 2024-01CHI, Class D, 144A	6.261(cc)	07/15/35	3,200	3,204,637
Series 2024-01CHI, Class E, 144A	7.069(cc)	07/15/35	3,500	3,514,642
Series 2024-05C1, Class XD, IO, 144A	2.634(cc)	07/15/57	13,169	1,275,931
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.610(c)	10/15/41	2,850	2,851,194
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.259(c)	10/15/41	4,650	4,651,741

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $408,125,324)				407,863,801

FLOATING RATE AND OTHER LOANS 0.0%

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.000%	9.422(c)	11/17/28	350	339,281

Electric 0.0%

Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.799(c)	07/20/28	14	13,542

Entertainment 0.0%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.500%	9.949(c)	02/10/27	290	166,581

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	20	18,139

TOTAL FLOATING RATE AND OTHER LOANS (cost $631,607)				537,543

RESIDENTIAL MORTGAGE-BACKED SECURITIES 20.1%

Angel Oak Mortgage Trust,
Series 2025-03, Class A1, 144A	5.420(cc)	03/25/70	10,000	10,006,729

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.336%(c)	07/01/26	431	$430,963
Bellemeade Re Ltd.,
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.040(c)	01/26/32	510	522,986
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	6.490(c)	08/25/34	1,000	1,002,813
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.540(c)	08/25/34	4,600	4,662,753
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64	6,814	6,835,028
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,619	3,559,320
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	7,686	7,737,018
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.218(cc)	02/25/63	593	503,510
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	139,260
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	45,424
Series 2024-RP02, Class B3, PO, 144A	11.604(s)	02/25/63	165	20,411
Series 2024-RP02, Class B4, PO, 144A	15.223(s)	02/25/63	299	24,787
Series 2024-RP02, Class M1, 144A	4.218(cc)	02/25/63	399	333,763
Series 2024-RP02, Class M2, 144A	4.218(cc)	02/25/63	304	245,049
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	13	11,252
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,195	10,389
Series 2025-RP01, Class A1, 144A	0.000(cc)	01/25/64	5,293	4,940,701
Series 2025-RP01, Class A2, 144A	3.701(cc)	01/25/64	232	174,744
Series 2025-RP01, Class B1, 144A	3.701(cc)	01/25/64	93	55,868
Series 2025-RP01, Class B2, 144A	3.701(cc)	01/25/64	59	29,777
Series 2025-RP01, Class B3, 144A	3.701(cc)	01/25/64	74	30,966
Series 2025-RP01, Class B4, 144A	3.701(cc)	01/25/64	74	26,070
Series 2025-RP01, Class M1, 144A	3.701(cc)	01/25/64	198	140,795
Series 2025-RP01, Class M2, 144A	3.701(cc)	01/25/64	124	80,865
Series 2025-RP01, Class SA, 144A^	0.000(cc)	01/25/64	11	10,824
Series 2025-RP01, Class X, IO, 144A^	0.000(cc)	01/25/64	6,147	615
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70	8,446	8,442,186
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	7,183	7,207,695
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.440(c)	10/25/41	650	660,764
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.590(c)	03/25/42	3,000	3,248,669
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.590(c)	03/25/42	620	658,366

See Notes to Financial Statements.

PGIM Securitized Credit Fund 23

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.136	%(c)	06/25/42		5,800	$6,426,644
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.940	(c)	07/25/42		3,520	3,818,344
Series 2023-R02, Class 1B1, 144A, 30 Day Average SOFR + 5.550% (Cap N/A, Floor 0.000%)	9.890	(c)	01/25/43		8,000	8,730,222
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.436	(c)	06/25/43		600	624,520
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.040	(c)	07/25/44		1,750	1,744,092
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.390	(c)	09/25/44		2,300	2,287,125
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356	(cc)	03/25/70		8,389	8,407,088
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.340	(c)	09/26/33		270	270,530
EFMT,
Series 2024-CES01, Class A2, 144A	5.796	(cc)	01/26/60		4,685	4,698,140
Series 2025-CES01, Class A1A, 144A	5.726	(cc)	01/25/60		6,258	6,305,949
Series 2025-INV01, Class A1, 144A	5.626	(cc)	03/25/70		7,763	7,774,567
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.340	(c)	12/25/50		750	807,109
Series 2022-DNA03, Class M2, 144A, 30 Day Average SOFR + 4.350% (Cap N/A, Floor 0.000%)	8.690	(c)	04/25/42		7,000	7,332,500
Series 2022-DNA05, Class M2, 144A, 30 Day Average SOFR + 6.750% (Cap N/A, Floor 0.000%)	11.090	(c)	06/25/42		6,500	7,185,764
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.690	(c)	01/25/45		5,300	5,238,732
GS Mortgage Backed Securities Trust CES1,
Series 2025-CES01, Class A1A, 144A	5.568	(cc)	05/25/55		17,710	17,718,410
JPMorgan Mortgage Trust,
Series 2025-CES01, Class A1, 144A	5.666	(cc)	05/25/55		6,786	6,816,828
Kinbane DAC (Ireland),
Series 2024-RPL2A, Class C, 144A, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)	5.023	(c)	01/24/63	EUR	1,900	2,038,073
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	(cc)	09/25/59		370	369,753
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	(cc)	07/25/39		7,733	7,765,944
Series 2024-RTL05, Class A1, 144A	5.323	(cc)	09/25/39		4,000	3,980,411
Series 2025-RTL01, Class A1, 144A	5.652	(cc)	01/25/40		7,400	7,417,872

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	7.070%	08/04/25		6,525	$6,525,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.521(c)	05/26/66	EUR	3,535	3,691,578
MFA Trust,
Series 2025-NQM01, Class A1, 144A	5.441(cc)	03/25/70		4,981	4,971,968
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		10,000	10,012,095
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		13,202	13,201,828
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,480	1,479,975
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,540	2,539,982
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		20,002	174,057
Series 2025-INV01, Class B1, 144A	6.604(cc)	02/25/70		750	722,043
Series 2025-INV01, Class B2, 144A	6.604(cc)	02/25/70		590	551,889
Series 2025-INV01, Class B3, 144A	6.604(cc)	02/25/70		370	334,654
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,069,972
Series 2025-INV01, Class XS, 144A	0.901(cc)	02/25/70		20,002	840,564
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.240(c)	04/25/34		749	757,986
OBX,
Series 2025-NQM02, Class A1, 144A	5.597(cc)	11/25/64		9,235	9,254,723
OBX Trust,
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		7,634	7,658,498
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55		8,424	8,400,430
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.840(c)	05/25/33		3,638	3,671,533
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.685(c)	03/29/27		4,574	4,605,466
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.435(c)	09/27/28		2,149	2,144,881
PRET Trust,
Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55		7,754	7,772,657
PRPM,
Series 2024-03, Class A1, 144A	6.994(cc)	05/25/29		3,439	3,446,386
PRPM LLC,
Series 2024-04, Class A1, 144A	6.414(cc)	08/25/29		2,297	2,301,111
Series 2024-05, Class A1, 144A	5.689(cc)	09/25/29		1,924	1,921,417
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		2,474	2,469,768
Series 2024-RCF06, Class A3, 144A	4.000(cc)	10/25/54		700	647,135

See Notes to Financial Statements.

PGIM Securitized Credit Fund 25

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PRPM LLC, (cont’d.)
Series 2025-RCF01, Class A2, 144A	4.500%(cc)	02/25/55	1,400	$1,345,999
Series 2025-RCF01, Class A3, 144A	4.500(cc)	02/25/55	1,766	1,674,440
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55	11,295	10,998,337
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55	1,987	1,855,351
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55	1,172	1,080,778
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55	1,144	1,043,016
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55	402	356,270
PRPM Trust,
Series 2025-NQM01, Class A1, 144A	5.802(cc)	11/25/69	7,487	7,508,215
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.040(c)	11/25/31	195	198,408
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.040(c)	07/25/33	309	311,236
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.340(c)	09/25/34	982	983,929
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.240(c)	09/25/34	2,900	2,924,877
RCKT Mortgage Trust,
Series 2024-CES08, Class A2, 144A	5.659(cc)	11/25/44	4,700	4,691,469
Series 2024-CES08, Class A3, 144A	5.908(cc)	11/25/44	1,900	1,900,873
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	2,033	2,039,678
Series 2024-CES09, Class A2, 144A	5.830(cc)	12/25/44	6,700	6,737,369
Series 2025-CES01, Class A2, 144A	5.913(cc)	01/25/45	8,250	8,333,755
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	8,146	8,150,481
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40	8,800	8,856,696
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM01, Class A1, 144A	5.545(cc)	01/25/65	9,000	8,994,109
Towd Point Mortgage Trust,
Series 2023-CES01, Class A1A, 144A	6.750(cc)	07/25/63	916	924,753
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55	5,779	5,779,614
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70	8,300	8,299,739
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70	7,823	7,843,545

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $383,025,380)				383,559,510

U.S. TREASURY OBLIGATIONS(k) 0.2%
U.S. Treasury Notes	3.500	09/30/26	250	248,340
U.S. Treasury Notes(h)	4.125	01/31/27	550	551,869
U.S. Treasury Notes(h)	4.250	11/30/26	1,700	1,708,301

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) (Continued)

U.S. Treasury Notes(h)	4.250%	12/31/26	540	$542,805

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,039,646)				3,051,315

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.0%

PGIM AAA CLO ETF (cost $57,605,562)(wa)			1,125,000	57,723,750

COMMON STOCKS 0.0%

Interactive Media & Services 0.0%

Diamond Sports Group, LLC*			3,163	57,331

Oil, Gas & Consumable Fuels 0.0%

Heritage Power LLC*(x)			1,852	99,776
Heritage Power LLC*(x)			81	4,364
Heritage Power LLC*^(x)			2,132	1,066

				105,206

TOTAL COMMON STOCKS (cost $28,534)				162,537

			Units
WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group, LLC, expiring 06/30/26 (cost $0)			5,916	3,612

TOTAL LONG-TERM INVESTMENTS (cost $1,886,506,304)				1,893,541,823

			Shares

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUND 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)
(cost $29,691,648)(wa)			29,691,648	29,691,648

See Notes to Financial Statements.

PGIM Securitized Credit Fund 27

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) 0.0%

U.S. Treasury Bills	3.978%	09/04/25	200	$196,450
U.S. Treasury Bills	4.223	11/28/25	600	584,330
U.S. Treasury Bills	4.373	05/01/25	200	199,296

TOTAL U.S. TREASURY OBLIGATIONS (cost $979,684)				980,076

TOTAL SHORT-TERM INVESTMENTS (cost $30,671,332)				30,671,724

TOTAL INVESTMENTS 100.7% (cost $1,917,177,636)				1,924,213,547

Liabilities in excess of other assets(z) (0.7)%				(13,970,437)

NET ASSETS 100.0%				$1,910,243,110

Below is a list of the abbreviation(s) used in the semiannual report:

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BOA—Bank of America, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PO—Principal Only

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

See Notes to Financial Statements.

28

TD—The Toronto-Dominion Bank

UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,137,131 and 0.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Heritage Power LLC*	11/21/23	$19,188	$99,776	0.0%
Heritage Power LLC*	11/21/23	—	4,364	0.0
Heritage Power LLC*^	11/21/23	1,066	1,066	0.0
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%), 6.507%(c), 01/23/29	06/07/23-07/05/23	2,348,955	2,532,568	0.1

Total		$2,369,209	$2,637,774	0.1%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
763	3 Month CME SOFR	Jun. 2025	$182,523,906	$(42,865)

Short Positions:
67	3 Month CME SOFR	Sep. 2025	16,066,600	(5,985)
67	3 Month CME SOFR	Dec. 2025	16,111,825	(19,385)
67	3 Month CME SOFR	Mar. 2026	16,142,813	(27,760)
705	2 Year U.S. Treasury Notes	Jun. 2025	146,056,173	(372,736)
6	5 Year Euro-Bobl	Jun. 2025	764,198	7,267

See Notes to Financial Statements.

PGIM Securitized Credit Fund 29

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Futures contracts outstanding at March 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
1,847	5 Year U.S. Treasury Notes	Jun. 2025	$199,764,594	$(1,588,688)
5	10 Year Euro-Bund	Jun. 2025	696,519	19,080
48	10 Year U.S. Treasury Notes	Jun. 2025	5,338,500	(27,111)
17	10 Year U.S. Ultra Treasury Notes	Jun. 2025	1,940,125	(20,773)
21	20 Year U.S. Treasury Bonds	Jun. 2025	2,462,906	(31,765)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	244,500	(5,042)
1	Euro Schatz Index	Jun. 2025	115,650	113

				(2,072,785)

				$(2,115,650)

Forward foreign currency exchange contracts outstanding at March 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	BOA	GBP	4,177	$5,411,588	$5,395,897	$ —	$(15,691)
Canadian Dollar,
Expiring 04/02/25	UAG	CAD	4,000	2,801,878	2,779,880	—	(21,998)
Euro,
Expiring 04/02/25	JPM	EUR	226,598	244,449,319	245,046,117	596,798	—

				$252,662,785	$253,221,894	596,798	(37,689)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	TD	GBP	4,177	$5,275,490	$5,395,897	$—	$(120,407)
Expiring 05/02/25	BOA	GBP	4,177	5,411,171	5,395,561	15,610	—
Canadian Dollar,
Expiring 04/02/25	BOA	CAD	4,000	2,819,211	2,779,880	39,331	—
Expiring 05/02/25	UAG	CAD	4,000	2,805,963	2,783,968	21,995	—
Euro,
Expiring 04/02/25	HSBC	EUR	29,000	31,769,060	31,360,961	408,099	—
Expiring 04/02/25	HSBC	EUR	9,863	10,646,106	10,665,740	—	(19,634)
Expiring 04/02/25	JPM	EUR	172,231	181,212,123	186,252,600	—	(5,040,477)
Expiring 04/02/25	MSI	EUR	9,768	10,285,710	10,563,357	—	(277,647)
Expiring 04/02/25	MSI	EUR	3,652	3,975,547	3,949,663	25,884	—

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/02/25	MSI	EUR	2,084	$2,170,631	$2,253,795	$—	$(83,164)
Expiring 05/02/25	HSBC	EUR	12,249	13,267,705	13,267,981	—	(276)
Expiring 05/02/25	HSBC	EUR	10,000	10,811,227	10,831,729	—	(20,502)
Expiring 05/02/25	JPM	EUR	226,598	244,848,336	245,444,945	—	(596,609)

				$525,298,280	$530,946,077	510,919	(6,158,716)

						$1,107,717	$(6,196,405)

Credit default swap agreement outstanding at March 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,000	*	$20,146	$(6,899)	$27,045	GSI

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

PGIM Securitized Credit Fund 31

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
2,135	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.410%	$—	$(5,931)	$(5,931)
5,215	05/13/27	4.497%(A)	1 Day SOFR(1)(A)/4.410%	(1,662)	(59,281)	(57,619)
3,245	05/13/29	4.253%(A)	1 Day SOFR(2)(A)/4.410%	3,254	51,764	48,510
92,400	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/4.410%	(1,503,868)	(1,352,399)	151,469

				$(1,502,276)	$(1,365,847)	$136,429

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(6,899)	$27,045	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$3,423,000	$2,487,918

See Notes to Financial Statements.

32

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$46,880,588	$—
Collateralized Loan Obligations	—	807,804,763	—
Consumer Loans	—	31,106,386	—
Credit Cards	—	10,747,646	—
Equipment	—	526,656	—
Home Equity Loans	—	72,489,211	—
Other	—	63,671,434	—
Residential Mortgage-Backed Securities	—	6,240,051	134,975
Student Loans	—	1,038,045	—
Commercial Mortgage-Backed Securities	—	407,863,801	—
Floating Rate and Other Loans	—	524,001	13,542
Residential Mortgage-Backed Securities	—	376,592,108	6,967,402
U.S. Treasury Obligations	—	3,051,315	—
Affiliated Exchange-Traded Fund	57,723,750	—	—
Common Stocks	—	161,471	1,066
Warrants	—	3,612	—
Short-Term Investments
Affiliated Mutual Fund	29,691,648	—	—
U.S. Treasury Obligations	—	980,076	—

Total	$87,415,398	$1,829,681,164	$7,116,985

Other Financial Instruments*
Assets
Futures Contracts	$26,460	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,107,717	—
OTC Credit Default Swap Agreement	—	—	20,146
Centrally Cleared Interest Rate Swap Agreements	—	199,979	—

Total	$26,460	$1,307,696	$20,146

Liabilities
Futures Contracts	$(2,142,110)	$—	$—

See Notes to Financial Statements.

PGIM Securitized Credit Fund 33

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(6,196,405)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(63,550)	—

Total	$(2,142,110)	$(6,259,955)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Collateralized Loan Obligations	42.3%
Commercial Mortgage-Backed Securities	21.3
Residential Mortgage-Backed Securities	20.4
Home Equity Loans	3.8
Other	3.3
Affiliated Exchange-Traded Fund	3.0
Automobiles	2.5
Consumer Loans	1.6
Affiliated Mutual Fund	1.6
Credit Cards	0.6
U.S. Treasury Obligations	0.2
Student Loans	0.1
Equipment	0.0	*

Auto Parts & Equipment	0.0	*
Entertainment	0.0	*%
Oil, Gas & Consumable Fuels	0.0	*
Interactive Media & Services	0.0	*
Internet	0.0	*
Electric	0.0	*

	100.7
Liabilities in excess of other assets	(0.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Premiums received for OTC swap agreements	$6,899
Credit contracts	Unrealized appreciation on OTC swap agreements	27,045	—	—

See Notes to Financial Statements.

34

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,107,717		Unrealized depreciation on OTC forward foreign currency exchange contracts	$6,196,405
Interest rate contracts	Due from/to broker-variation margin futures	26,460	*	Due from/to broker-variation margin futures	2,142,110	*
Interest rate contracts	Due from/to broker-variation margin swaps	199,979	*	Due from/to broker-variation margin swaps	63,550

		$1,361,201			$8,408,964

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$81,050

Foreign exchange contracts	—	5,881,664	—

Interest rate contracts	1,615,816	—	(628,392)

Total	$1,615,816	$5,881,664	$(547,342)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$4,172

Foreign exchange contracts	—	(5,381,707)	—

Interest rate contracts	(2,067,972)	—	161,745

Total	$(2,067,972)	$(5,381,707)	$165,917

For the six months ended March 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 74,973,019
Futures Contracts - Short Positions (1)	248,204,884

See Notes to Financial Statements.

PGIM Securitized Credit Fund 35

Schedule of Investments (unaudited) (continued)

as of March 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Purchased (2)	$116,076,043
Forward Foreign Currency Exchange Contracts - Sold (2)	284,342,426
Interest Rate Swap Agreements (1)	41,395,000
Credit Default Swap Agreements - Sell Protection (1)	11,632,105

*	Average volume is based on average quarter end balances for the six months ended March 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$54,941	$(15,691)	$39,250	$—	$39,250
GSI	27,045	(6,899)	20,146	—	20,146
HSBC	408,099	(40,412)	367,687	(300,000)	67,687
JPM	596,798	(5,637,086)	(5,040,288)	5,040,288	—
MSI	25,884	(360,811)	(334,927)	320,000	(14,927)
TD	—	(120,407)	(120,407)	—	(120,407)
UAG	21,995	(21,998)	(3)	—	(3)

	$1,134,762	$(6,203,304)	$(5,068,542)	$5,060,288	$(8,254)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

36

Statement of Assets and Liabilities (unaudited)

as of March 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $1,829,880,426)	$1,836,798,149
Affiliated investments (cost $87,297,210)	87,415,398
Cash	787
Foreign currency, at value (cost $340,244)	344,686
Cash segregated for counterparty - OTC	5,122,000
Receivable for Fund shares sold	18,122,110
Dividends and interest receivable	11,645,797
Deposit with broker for centrally cleared/exchange-traded derivatives	3,423,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,107,717
Due from broker—variation margin futures	59,064
Unrealized appreciation on OTC swap agreements	27,045
Receivable for investments sold	20,901
Due from broker—variation margin swaps	6,329
Prepaid expenses	1,908

Total Assets	1,964,094,891

Liabilities

Payable for investments purchased	29,776,878
Payable for Fund shares purchased	16,526,111
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,196,405
Management fee payable	857,502
Accrued expenses and other liabilities	463,276
Distribution fee payable	22,141
Premiums received for OTC swap agreements	6,899
Dividends payable	1,724
Affiliated transfer agent fee payable	845

Total Liabilities	53,851,781

Net Assets	$1,910,243,110

Net assets were comprised of:
Shares of beneficial interest, at par	$196,554
Paid-in capital in excess of par	1,910,950,921
Total distributable earnings (loss)	(904,365)

Net assets, March 31, 2025	$1,910,243,110

See Notes to Financial Statements.

PGIM Securitized Credit Fund 37

Statement of Assets and Liabilities (unaudited)

as of March 31, 2025

Class A

Net asset value and redemption price per share, ($36,387,385 ÷ 3,744,071 shares of beneficial interest issued and outstanding)	$9.72
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.05

Class C

Net asset value, offering price and redemption price per share, ($19,170,624 ÷ 1,974,070 shares of beneficial interest issued and outstanding)	$9.71

Class Z

Net asset value, offering price and redemption price per share, ($1,851,463,147 ÷ 190,503,975 shares of beneficial interest issued and outstanding)	$9.72

Class R6

Net asset value, offering price and redemption price per share, ($3,221,954 ÷ 331,690 shares of beneficial interest issued and outstanding)	$9.71

See Notes to Financial Statements.

38

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

Net Investment Income (Loss)

Income
Interest income	$33,867,869
Affiliated dividend income	2,789,368

Total income	36,657,237

Expenses
Management fee	3,586,787
Distribution fee(a)	74,597
Transfer agent’s fees and expenses (including affiliated expense of $2,671)(a)	409,904
Registration fees(a)	57,396
Custodian and accounting fees	40,206
Audit fee	32,899
Professional fees	20,299
Shareholders’ reports	15,237
Trustees’ fees	8,568
Miscellaneous	18,634

Total expenses	4,264,527
Less: Fee waiver and/or expense reimbursement(a)	(304,322)

Net expenses	3,960,205

Net investment income (loss)	32,697,032

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	119,826
Affiliated net capital gain distributions received	13,556
Futures transactions	1,615,816
Forward currency contract transactions	5,881,664
Swap agreement transactions	(547,342)
Foreign currency transactions	(2,276,334)

4,807,186

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $118,188)	(28,896)
Futures	(2,067,972)
Forward currency contracts	(5,381,707)
Swap agreements	165,917
Foreign currencies	(592,766)

(7,905,424)

Net gain (loss) on investment and foreign currency transactions	(3,098,238)

Net Increase (Decrease) In Net Assets Resulting From Operations	$29,598,794

See Notes to Financial Statements.

PGIM Securitized Credit Fund 39

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	24,723	49,874	—	—
Transfer agent’s fees and expenses	2,402	1,290	406,066	146
Registration fees	9,407	8,785	33,877	5,327
Fee waiver and/or expense reimbursement	(9,110)	(8,535)	(281,242)	(5,435)

See Notes to Financial Statements.

40

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2025	Year Ended September 30, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$32,697,032	$20,121,700
Net realized gain (loss) on investment and foreign currency transactions	4,793,630	(2,829,220)
Affiliated net capital gain distributions received	13,556	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,905,424)	9,080,116

Net increase (decrease) in net assets resulting from operations	29,598,794	26,372,596

Dividends and Distributions
Distributions from distributable earnings
Class A	(536,780)	(267,866)
Class C	(228,755)	(67,244)
Class Z	(33,280,107)	(20,027,319)
Class R6	(7,655)	(2,199)

	(34,053,297)	(20,364,628)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,504,130,860	683,804,767
Net asset value of shares issued in reinvestment of dividends and distributions	34,040,173	20,267,388
Cost of shares purchased	(236,899,651)	(233,360,310)

Net increase (decrease) in net assets from Fund share transactions	1,301,271,382	470,711,845

Total increase (decrease)	1,296,816,879	476,719,813

Net Assets:
Beginning of period	613,426,231	136,706,418

End of period	$1,910,243,110	$613,426,231

See Notes to Financial Statements.

PGIM Securitized Credit Fund 41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72		$9.47	$9.34	$9.88	$9.45	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.61	0.56	0.30	0.26	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02	(b)	0.26	0.22	(0.54)	0.40	(0.46)
Total from investment operations	0.28		0.87	0.78	(0.24)	0.66	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.62)	(0.65)	(0.30)	(0.23)	(0.36)
Tax return of capital distributions	-		-	-	-	-	(-	)(c)
Total dividends and distributions	(0.28)		(0.62)	(0.65)	(0.30)	(0.23)	(0.36)
Net asset value, end of period	$9.72		$9.72	$9.47	$9.34	$9.88	$9.45
Total Return(d):	2.86%		9.46%	8.61%	(2.46)%	7.10%	(1.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,387		$9,369	$661	$135	$39	$21
Average net assets (000)	$19,833		$4,228	$1,122	$96	$26	$16
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90	%(f)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.99	%(f)	1.39%	1.89%	10.95%	26.65%	94.01%
Net investment income (loss)	5.20	%(f)	6.26%	6.03%	3.09%	2.70%	3.15%
Portfolio turnover rate(g)	9%		46%	47%	37%	58%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class C Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72		$9.47	$9.34	$9.88	$9.44	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.54	0.49	0.23	0.19	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02	(b)	0.26	0.21	(0.54)	0.41	(0.48)
Total from investment operations	0.23		0.80	0.70	(0.31)	0.60	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.55)	(0.57)	(0.23)	(0.16)	(0.29)
Tax return of capital distributions	-		-	-	-	-	(-	)(c)
Total dividends and distributions	(0.24)		(0.55)	(0.57)	(0.23)	(0.16)	(0.29)
Net asset value, end of period	$9.71		$9.72	$9.47	$9.34	$9.88	$9.44
Total Return(d):	2.36%		8.65%	7.79%	(3.21)%	6.41%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,171		$3,063	$113	$92	$10	$10
Average net assets (000)	$10,002		$1,197	$83	$60	$10	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.65	%(f)	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses before waivers and/or expense reimbursement	1.82	%(f)	3.24%	10.01%	11.95%	64.82%	148.80%
Net investment income (loss)	4.35	%(f)	5.53%	5.25%	2.38%	1.97%	2.51%
Portfolio turnover rate(g)	9%		46%	47%	37%	58%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72		$9.47	$9.34	$9.88	$9.45	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.64	0.60	0.31	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02	(b)	0.26	0.20	(0.52)	0.40	(0.47)
Total from investment operations	0.29		0.90	0.80	(0.21)	0.69	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.65)	(0.67)	(0.33)	(0.26)	(0.37)
Tax return of capital distributions	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.29)		(0.65)	(0.67)	(0.33)	(0.26)	(0.38)
Net asset value, end of period	$9.72		$9.72	$9.47	$9.34	$9.88	$9.45
Total Return(c):	2.98%		9.77%	8.87%	(2.21)%	7.37%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,851,463		$600,943	$135,574	$70,190	$32,193	$28,137
Average net assets (000)	$1,168,731		$300,906	$88,825	$61,949	$29,735	$27,164
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.70	%(e)	0.83%	0.99%	1.07%	1.40%	1.68%
Net investment income (loss)	5.48	%(e)	6.58%	6.37%	3.20%	2.97%	3.50%
Portfolio turnover rate(f)	9%		46%	47%	37%	58%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended March 31, 2025		Year Ended September 30,
			2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72		$9.47	$9.34		$9.88	$9.45	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.68	0.64		0.32	0.29	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03	(b)	0.22	0.16		(0.53)	0.40	(0.47)
Total from investment operations	0.28		0.90	0.80		(0.21)	0.69	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.65)	(0.67)		(0.33)	(0.26)	(0.38)
Tax return of capital distributions	-		-	-		-	-	(0.01)
Total dividends and distributions	(0.29)		(0.65)	(0.67)		(0.33)	(0.26)	(0.39)
Net asset value, end of period	$9.71		$9.72	$9.47		$9.34	$9.88	$9.45
Total Return(c):	2.89%		9.84%	8.91%		(2.16)%	7.42%	(1.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,222		$50	$358		$10	$11	$10
Average net assets (000)	$314		$30	$80		$17	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.61	%(f)	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	4.07	%(e)	34.13%	9.41%		35.37%	62.68%	146.78%
Net investment income (loss)	4.69	%(e)	7.17%	6.68%		3.31%	3.02%	3.56%
Portfolio turnover rate(g)	9%		46%	47%		37%	58%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the for the year ended September 30, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 45

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s

46

investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The

PGIM Securitized Credit Fund 47

Notes to Financial Statements (unaudited) (continued)

third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

48

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange

PGIM Securitized Credit Fund 49

Notes to Financial Statements (unaudited) (continued)

rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared

50

swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced

PGIM Securitized Credit Fund 51

Notes to Financial Statements (unaudited) (continued)

obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through

52

certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including

PGIM Securitized Credit Fund 53

Notes to Financial Statements (unaudited) (continued)

the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific

54

expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

PGIM Securitized Credit Fund 55

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of the Fund’s average daily net assets up to $2.5 billion;	0.60%
0.55% of the Fund’s average daily net assets from $2.5 billion to $5 billion;
0.50% of the Fund’s average daily net assets over $5 billion.

The Manager has contractually agreed, through January 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.90%

C	1.65

Z	0.65

R6	0.60

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and

56

will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$98,332	$ —

C	—	631

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the

PGIM Securitized Credit Fund 57

Notes to Financial Statements (unaudited) (continued)

realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$1,456,680,841	$106,942,004

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF

$ —	$ 57,605,562	$ —	$118,188	$—	$57,723,750	1,125,000	$ 629,212	$13,556

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(1)(wa)

$16,866,397	$743,265,557	$730,440,306	$ —	$—	$29,691,648	29,691,648	$2,160,156	$ —

$16,866,397	$800,871,119	$730,440,306	$118,188	$—	$87,415,398		$2,789,368	$13,556

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wa)	Represents investments in Funds affiliated with the Manager.

58

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,917,748,812	$14,261,740	$(14,844,768)	$(583,028)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,397,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2025).

Qualified Late-Year Losses	Post-October Capital Losses
$1,944,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Securitized Credit Fund 59

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class R6 and Class Z.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,300	0.1%
C	1,245	0.1
Z	11,917	0.1
R6	1,323	0.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	98.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2025:
Shares sold	3,153,342	$30,754,080
Shares issued in reinvestment of dividends and distributions	54,408	530,296
Shares purchased	(427,741)	(4,173,934)
Net increase (decrease) in shares outstanding before conversion	2,780,009	27,110,442
Shares issued upon conversion from other share class(es)	325	3,173
Net increase (decrease) in shares outstanding	2,780,334	$27,113,615

Year ended September 30, 2024:
Shares sold	1,469,194	$14,197,852
Shares issued in reinvestment of dividends and distributions	27,657	267,866
Shares purchased	(603,882)	(5,835,245)
Net increase (decrease) in shares outstanding before conversion	892,969	8,630,473
Shares issued upon conversion from other share class(es)	933	9,057
Net increase (decrease) in shares outstanding	893,902	$8,639,530

60

Share Class	Shares	Amount

Class C
Six months ended March 31, 2025:
Shares sold	1,657,582	$16,155,003
Shares issued in reinvestment of dividends and distributions	23,399	227,899
Shares purchased	(15,023)	(146,310)
Net increase (decrease) in shares outstanding before conversion	1,665,958	16,236,592
Shares purchased upon conversion into other share class(es)	(7,151)	(69,488)
Net increase (decrease) in shares outstanding	1,658,807	$16,167,104

Year ended September 30, 2024:
Shares sold	303,885	$2,936,387
Shares issued in reinvestment of dividends and distributions	6,943	67,223
Shares purchased	(6,574)	(63,735)
Net increase (decrease) in shares outstanding before conversion	304,254	2,939,875
Shares purchased upon conversion into other share class(es)	(934)	(9,057)
Net increase (decrease) in shares outstanding	303,320	$2,930,818

Class Z
Six months ended March 31, 2025:
Shares sold	149,130,799	$1,454,014,538
Shares issued in reinvestment of dividends and distributions	3,413,757	33,274,323
Shares purchased	(23,852,760)	(232,540,754)
Net increase (decrease) in shares outstanding before conversion	128,691,796	1,254,748,107
Shares issued upon conversion from other share class(es)	6,828	66,398
Shares purchased upon conversion into other share class(es)	(9)	(83)
Net increase (decrease) in shares outstanding	128,698,615	$1,254,814,422

Year ended September 30, 2024:
Shares sold	68,949,030	$666,618,865
Shares issued in reinvestment of dividends and distributions	2,061,776	19,930,437
Shares purchased	(23,514,252)	(227,099,340)
Net increase (decrease) in shares outstanding	47,496,554	$459,449,962

Class R6
Six months ended March 31, 2025:
Shares sold	329,683	$3,207,239
Shares issued in reinvestment of dividends and distributions	787	7,655
Shares purchased	(3,965)	(38,653)
Net increase (decrease) in shares outstanding	326,505	$3,176,241

PGIM Securitized Credit Fund 61

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2024:
Shares sold	5,347	$51,663
Shares issued in reinvestment of dividends and distributions	193	1,862
Shares purchased	(38,188)	(361,990)
Net increase (decrease) in shares outstanding	(32,648)	$(308,465)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

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“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that

PGIM Securitized Credit Fund 63

Notes to Financial Statements (unaudited) (continued)

the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower.

64

The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located

PGIM Securitized Credit Fund 65

Notes to Financial Statements (unaudited) (continued)

outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

66

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and

PGIM Securitized Credit Fund 67

Notes to Financial Statements (unaudited) (continued)

cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be

68

thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

PGIM Securitized Credit Fund 69

Notes to Financial Statements (unaudited) (continued)

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

70

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2025